UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
 		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-5690; 811-6618;
811-3169

FIRST INVESTORS SERIES FUND
FIRST INVESTORS SERIES FUND II, INC.
FIRST INVESTORS GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
8th Floor
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2005

DATE OF REPORTING PERIOD:  MARCH 31, 2005

Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows


[First Investors Logo]

EQUITY FUNDS


TOTAL RETURN

VALUE

BLUE CHIP

GROWTH & INCOME

ALL-CAP GROWTH

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

GLOBAL


SEMI-ANNUAL REPORT
March 31, 2005

Equity Market Overview
FIRST INVESTORS EQUITY FUNDS

Dear Investor:

The U.S. economy decelerated during the reporting period, primarily in response to higher oil prices. Following a third quarter 2004 gain of 4%, economic growth decelerated to 3.8% in the fourth quarter and 3.1% in the first quarter of 2005. Nonetheless, the unemployment rate continued to decline from 5.4% to 5.2% as the economy -- in its fourth year of expansion -- added over one million new jobs.

Inflation moved higher during the reporting period, although from a low base. The consumer price index showed a year-over-year gain of 3.1% through March, up from 2.5% six months earlier. Excluding the volatile food and energy components, consumer prices rose a milder 2.3% for the twelve months ending in March.

Concern about potential inflation, as well as the belief that monetary policy remained accommodative, kept the Federal Reserve ("the Fed") on a steady course of tighter monetary policy. Specifically, the Fed raised the benchmark federal funds rate four times during the reporting period, from 1.75% to 2.75%. As well, the Fed indicated that it would continue to raise rates at a measured pace.

During the last three months of 2004, stocks rallied broadly, as the economy was firing on all cylinders, concerns over Iraq and terrorism lessened, the U.S. Presidential election concluded and consumer and corporate confidence advanced. Stocks were up convincingly during this period, with the S&P 500 up 9.2% and the Dow Jones Industrials Average up 7.6%. The smaller cap indices also posted strong results, as the Russell 2000 Index gained 13.7% during this time period. This was achieved despite troubling issues on the horizon, such as increased inflationary pressures due to surging energy costs and a weakening U.S. dollar.

The strong momentum from 2004's strong rally did not carry into 2005, however, as investors became more defensively positioned amidst increased volatility. As the Fed continued its interest rate hikes due to concerns that inflationary pressures had accelerated, investors grew more concerned over the sustainability of the economy's strength. Worries over the rate of future corporate profits growth also weighed on the markets. The broad market averages were lackluster, with both the S&P 500 and Dow Jones Industrials off 2.6% each. The more speculative Nasdaq-OTC Composite was down 8.1%. Small cap stocks underperformed their larger counterparts during the first part of 2005, with the Russell 2000 down 5.6%. Overall, the period's returns were slightly positive, even as the economy faced challenging headwinds.

FIRST INVESTORS EQUITY FUNDS

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
First Investors Management Company, Inc.

May 2, 2005

This Market Overview is not part of the Funds' financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied on as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Understanding Your Fund's Expenses
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (on Class A shares only), contingent deferred sales charges on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2004, and held for the entire six-month period ended March 31, 2005. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expense Example:

The amounts in the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
FIRST INVESTORS TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with the costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------
                                               Beginning       Ending
                                                Account        Account      Expenses Paid
                                                 Value          Value       During Period
                                               (10/1/04)      (3/31/05)   (10/1/04-3/31/05)*
---------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                         $1,000.00      $1,051.95         $7.06
Hypothetical
(5% annual return before expenses)             $1,000.00      $1,018.05         $6.94
---------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                         $1,000.00      $1,048.38        $10.62
Hypothetical
(5% annual return before expenses)             $1,000.00      $1,014.56        $10.45
---------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.38% for Class A shares and 2.08%
  for Class B shares, multiplied by the average account value over the period, multiplied by 182/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART: Top Ten Sectors)

Financials                           20.5%
Consumer Discretionary               11.9%
Industrials                           9.9%
Health Care                           9.2%
Mortgage-Backed Certificates          9.1%
Information Technology                9.1%
Consumer Staples                      8.7%
Materials                             5.3%
Energy                                5.1%
Municipals                            2.8%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--64.9%
              Consumer Discretionary--10.6%
    64,800    Blockbuster, Inc. - Class "A"                                                       $572,184         $19
    70,500    Claire's Stores, Inc.                                                              1,624,320          55
    15,400    Clear Channel Communications, Inc.                                                   530,838          18
    58,400  * Cost Plus, Inc.                                                                    1,569,792          53
    57,700    Domino's Pizza, Inc.                                                               1,078,413          37
    34,400  * GameStop Corporation - Class "A"                                                     762,304          26
    15,500    Genuine Parts Company                                                                674,095          23
    21,500    Harley-Davidson, Inc.                                                              1,241,840          42
    70,700  * Hollywood Entertainment Corporation                                                  931,119          32
    30,500    Home Depot, Inc.                                                                   1,166,320          40
    23,800    J.C. Penney Company, Inc. (Holding Co.)                                            1,235,696          42
    30,800    Kenneth Cole Productions, Inc. - Class "A"                                           897,512          30
    20,900    Lear Corporation                                                                     927,124          31
    46,100    Leggett & Platt, Inc.                                                              1,331,368          45
    64,900    McDonald's Corporation                                                             2,020,986          69
    51,300    Movado Group, Inc.                                                                   949,050          32
    27,500    Neiman Marcus Group, Inc. - Class "A"                                              2,516,525          85
     3,000    Neiman Marcus Group, Inc. - Class "B "                                               270,750           9
    29,000  * Netflix, Inc.                                                                        314,650          11
    93,300  * Office Depot, Inc.                                                                 2,069,394          70
    58,300    Orient-Express Hotels, Ltd.                                                        1,521,630          52
    21,600    Oxford Industries, Inc.                                                              790,344          27
    36,500    Polo Ralph Lauren Corporation - Class "A"                                          1,416,200          48
    28,500    RadioShack Corporation                                                               698,250          24
    16,100    Ross Stores, Inc.                                                                    469,154          16
    19,900    Sherwin-Williams Company                                                             875,401          30
    43,500  * Steiner Leisure Ltd.                                                               1,422,015          48
    37,800    Viacom, Inc. - Class "B"                                                           1,316,574          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,193,848       1,059
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--5.3%
    30,700    Altria Group, Inc.                                                                 2,007,473          68
    13,500    Bunge, Ltd.                                                                          727,380          25
    15,300    Coca-Cola Company                                                                    637,551          21
    77,000  * Herbalife, Ltd.                                                                    1,173,480          40
    35,000    Hormel Foods Corporation                                                           1,088,850          37
    19,300    Kimberly-Clark Corporation                                                         1,268,589          43
   134,700    Nu Skin Enterprises, Inc. - Class "A"                                              3,032,097         103
    15,300    PepsiCo, Inc.                                                                        811,359          27
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    23,100    Procter & Gamble Company                                                          $1,224,300         $41
    34,900  * Smithfield Foods, Inc.                                                             1,101,095          37
    25,235    Tootsie Roll Industries, Inc.                                                        757,050          26
    23,400    Wal-Mart Stores, Inc.                                                              1,172,574          40
    23,300    WD-40 Company                                                                        757,017          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,758,815         534
----------------------------------------------------------------------------------------------------------------------
              Energy--5.1%
    19,700    Anadarko Petroleum Corporation                                                     1,499,170          51
    76,600    Chesapeake Energy Corporation                                                      1,680,604          57
    12,000    ConocoPhillips                                                                     1,294,080          44
    35,500    ExxonMobil Corporation                                                             2,115,800          72
    24,200    Noble Corporation                                                                  1,360,282          46
    46,000    Suncor Energy, Inc.                                                                1,849,660          63
    30,300  * Swift Energy Company                                                                 861,732          29
    36,300  * Transocean, Inc.                                                                   1,867,998          63
    15,900    Unocal Corporation                                                                   980,871          33
    43,866    XTO Energy, Inc.                                                                   1,440,559          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,950,756         507
----------------------------------------------------------------------------------------------------------------------
              Financials--14.1%
    15,700    American Express Company                                                             806,509          27
    24,600    American International Group, Inc.                                                 1,363,086          46
    61,006    Bank of America Corporation                                                        2,690,365          91
    10,800    Bear Stearns Companies, Inc.                                                       1,078,920          37
    45,900    Citigroup, Inc.                                                                    2,062,746          70
    62,300    Colonial BancGroup, Inc.                                                           1,278,396          43
    30,500    Comerica, Inc.                                                                     1,679,940          57
    65,200    Doral Financial Corporation                                                        1,427,228          48
    39,300    Endurance Specialty Holdings, Ltd.                                                 1,487,112          50
    15,600    Fannie Mae                                                                           849,420          29
    36,500    Independence Community Bank Corporation                                            1,423,500          48
    47,400    JPMorgan Chase & Company                                                           1,640,040          56
    17,400    Lehman Brothers Holdings, Inc.                                                     1,638,384          56
    52,200    MBNA Corporation                                                                   1,281,510          43
    32,100    Merrill Lynch & Company, Inc.                                                      1,816,860          62
    59,800    Montpelier Re Holdings, Ltd.                                                       2,101,970          71
    27,500    Morgan Stanley                                                                     1,574,375          53
    27,700    National City Corporation                                                            927,950          32
    55,500    New York Community Bancorp, Inc.                                                   1,007,880          34
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    69,000    NewAlliance Bancshares, Inc.                                                        $966,000         $33
    69,032    North Fork Bancorporation, Inc.                                                    1,914,948          65
    23,000    Plum Creek Timber Company, Inc. (REIT)                                               821,100          28
    32,500    Safeco Corporation                                                                 1,583,075          54
    15,400    South Financial Group, Inc.                                                          470,316          16
    61,800    Sovereign Bancorp, Inc.                                                            1,369,488          47
    52,100    U.S. Bancorp                                                                       1,501,522          51
    20,300    U.S.B. Holding Co., Inc.                                                             450,457          15
    30,900    Wachovia Corporation                                                               1,573,119          53
    38,500    Washington Mutual, Inc.                                                            1,520,750          52
    21,500    Wells Fargo & Company                                                              1,285,700          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                41,592,666       1,411
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.4%
    49,400    Abbott Laboratories                                                                2,303,028          78
    18,200    Aetna, Inc.                                                                        1,364,090          46
    14,200  * Amgen, Inc.                                                                          826,582          28
    95,100  * Boston Scientific Corporation                                                      2,785,479          95
     9,000    Eli Lilly & Company                                                                  468,900          16
    20,200  * Forest Laboratories, Inc.                                                            746,390          25
     6,000  * Genentech, Inc.                                                                      339,660          12
    20,800    Guidant Corporation                                                                1,537,120          52
    30,800    Johnson & Johnson                                                                  2,068,528          70
    16,000  * Laboratory Corporation of America Holdings                                           771,200          26
    15,100    Medtronic, Inc.                                                                      769,345          26
    24,700    Merck & Company, Inc.                                                                799,539          27
   100,280    Pfizer, Inc.                                                                       2,634,356          89
    44,900  * Priority Healthcare Corporation                                                      971,187          33
    36,600  * Thermo Electron Corporation                                                          925,614          32
    29,000  * Waters Corporation                                                                 1,037,910          35
    23,000  * Wellpoint, Inc.                                                                    2,883,050          98
    36,800    Wyeth                                                                              1,552,224          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,784,202         841
----------------------------------------------------------------------------------------------------------------------
              Industrials--7.4%
    15,900    3M Company                                                                         1,362,471          46
    63,100  * AGCO Corporation                                                                   1,151,575          39
    15,600    Alexander & Baldwin, Inc.                                                            642,720          22
    29,700    Briggs & Stratton Corporation                                                      1,081,377          37
     9,300    Caterpillar, Inc.                                                                    850,392          29
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    30,600    Cendant Corporation                                                                 $628,524         $21
    30,600    Chicago Bridge & Iron Company NV - NY Shares                                       1,347,318          46
    11,100    Eaton Corporation                                                                    725,940          25
    15,300    Engineered Support Systems, Inc.                                                     818,856          28
    14,400  * Gardner Denver, Inc.                                                                 568,944          19
    15,300    Harsco Corporation                                                                   912,033          31
    42,600    Honeywell International, Inc.                                                      1,585,146          54
    16,200    Knoll, Inc.                                                                          270,216           9
    18,300    Lockheed Martin Corporation                                                        1,117,398          38
    42,800    Masco Corporation                                                                  1,483,876          50
    27,600    Northrop Grumman Corporation                                                       1,489,848          51
    61,300  * Pinnacle Airlines Corporation                                                        651,006          22
    18,500    Pitney Bowes, Inc.                                                                   834,720          28
    15,400    Rockwell Automation, Inc.                                                            872,256          30
    41,600    SPX Corporation                                                                    1,800,448          61
    15,300    United Technologies Corporation                                                    1,555,398          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,750,462         739
----------------------------------------------------------------------------------------------------------------------
              Information Technology--8.6%
    30,800    Amphenol Corporation - Class "A"                                                   1,140,832          39
     4,400    Analog Devices, Inc.                                                                 159,016           5
    61,100  * Cisco Systems, Inc.                                                                1,093,079          37
    42,900  * Electronics for Imaging, Inc.                                                        765,336          26
   107,300  * EMC Corporation                                                                    1,321,936          45
   170,200  * Entrust, Inc.                                                                        638,250          22
       500  * Fastclick, Inc.                                                                        6,000          --
    43,076    First Data Corporation                                                             1,693,318          57
    61,800    Hewlett-Packard Company                                                            1,355,892          46
    53,700    Intel Corporation                                                                  1,247,451          42
    24,900    Intersil Corporation - Class "A"                                                     431,268          15
    15,300  * Intuit, Inc.                                                                         669,681          23
    40,800  * Lexar Media, Inc.                                                                    203,184           7
    50,500  * McAfee, Inc.                                                                       1,139,280          39
   107,600    Microsoft Corporation                                                              2,600,692          88
    92,600    Nokia Corporation - Class "A" (ADR)                                                1,428,818          49
    40,300  * palmOne, Inc.                                                                      1,022,814          35
    59,800  * Paxar Corporation                                                                  1,276,132          43
    49,400    QUALCOMM, Inc.                                                                     1,810,510          61
    49,500  * SanDisk Corporation                                                                1,376,100          47
    19,800    StarTek, Inc.                                                                        332,640          11
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    56,985  * Taiwan Semiconductor Manufacturing Co., Ltd.
              (ADR)                                                                               $483,233         $16
    29,300  * Tech Data Corporation                                                              1,085,858          37
    73,100  * VERITAS Software Corporation                                                       1,697,382          58
    10,800    Xilinx, Inc.                                                                         315,684          11
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,294,386         859
----------------------------------------------------------------------------------------------------------------------
              Materials--3.5%
    30,800    Calgon Carbon Corporation                                                            263,032           9
    20,000    Dow Chemical Company                                                                 997,000          34
    18,900    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                     748,629          25
    38,500    Georgia-Pacific Corporation                                                        1,366,365          46
    38,200    Lubrizol Corporation                                                               1,552,448          53
    43,300    MeadWestvaco Corporation                                                           1,377,806          47
       560    Neenah Paper, Inc.                                                                    18,827           1
    13,800    PPG Industries, Inc.                                                                 986,975          33
    18,500    Praxair, Inc.                                                                        885,410          30
    63,800    RPM International, Inc.                                                            1,166,264          39
    15,900    Weyerhaeuser Company                                                               1,089,150          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,451,906         354
----------------------------------------------------------------------------------------------------------------------
              Other--.6%
    23,700    Nasdaq - 100 Index Tracking Stock                                                    866,235          30
     7,800    SPDR Trust Series "1"                                                                920,400          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,786,635          61
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.6%
    42,800    SBC Communications, Inc.                                                           1,013,932          35
    23,100    Verizon Communications, Inc.                                                         820,050          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,833,982          63
----------------------------------------------------------------------------------------------------------------------
              Utilities--.7%
    35,300    Atmos Energy Corporation                                                             953,100          32
    23,000    Consolidated Edison, Inc.                                                            970,140          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,923,240          65
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $158,098,847)                                               191,320,898       6,493
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--16.2%
              Aerospace/Defense--.2%
      $500M   Precision Castparts Corp., 5.6%, 2013                                               $503,202         $17
----------------------------------------------------------------------------------------------------------------------
              Automotive--.3%
              DaimlerChrysler NA Holdings Corp.:
       350M   8%, 2010                                                                             389,537          13
       350M   6.5%, 2013                                                                           364,590          13
----------------------------------------------------------------------------------------------------------------------
                                                                                                   754,127          26
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.1%
       198M   Rohm & Haas Co., 7.4%, 2009                                                          219,652           7
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--.3%
       900M   Clorox Co., 6.125%, 2011                                                             962,996          33
----------------------------------------------------------------------------------------------------------------------
              Financial--2.0%
              CIT Group, Inc.:
       500M   4.75%, 2010                                                                          496,268          17
       750M   7.75%, 2012                                                                          868,695          30
     1,250M   ERAC USA Finance Enterprise Co., 7.35%, 2008+                                      1,350,434          46
       400M   Ford Motor Credit Co., 7.75%, 2007                                                   414,350          14
              General Motors Acceptance Corp.:
       500M   6.125%, 2006                                                                         497,864          17
       650M   7.75%, 2010                                                                          624,933          21
       750M   Household Finance Corp., 6.5%, 2008                                                  795,581          27
       885M   SLM Corp., 5%, 2015                                                                  860,745          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,908,870         201
----------------------------------------------------------------------------------------------------------------------
              Financial Services--1.8%
              Bank of America Corp.:
       500M   6.5%, 2011                                                                           534,259          18
       500M   7.4%, 2011                                                                           564,343          19
       638M   Bank United Corp., 8%, 2009                                                          712,853          24
     1,000M   Lincoln National Corp., 6.5%, 2008                                                 1,062,853          36
       725M   Manufacturers & Traders Trust Co., 8%, 2010                                          838,208          28
       853M   National City Bank of Kentucky, 6.3%, 2011                                           920,711          31
       737M   Washington Mutual, Inc., 8.25%, 2010                                                 836,902          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,470,129         185
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--1.1%
      $950M   Bottling Group, LLC, Series "B", 4.625%, 2012                                       $934,605         $32
     1,000M   Coca-Cola Co., 5.75%, 2011                                                         1,051,662          36
     1,030M   Coca-Cola Enterprises, Inc., 7.125%, 2009                                          1,131,491          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,117,758         106
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--.9%
       600M   Delhaize America, Inc., 8.125%, 2011                                                 669,913          23
     1,000M   Kroger Co., 7.8%, 2007                                                             1,071,150          36
       996M   Safeway, Inc., 7%, 2007                                                            1,047,654          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,788,717          94
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--.7%
     1,100M   International Paper Co., 6.75%, 2011                                               1,207,581          41
       700M   Weyerhaeuser Co., 6.75%, 2012                                                        769,910          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,977,491          67
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.3%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         825,000          28
----------------------------------------------------------------------------------------------------------------------
              Health Care--.6%
     1,000M   HCA, Inc., 5.25%, 2008                                                             1,003,950          34
       800M   Wyeth, 6.95%, 2011                                                                   878,399          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,882,349          64
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.5%
     1,455M   International Business Machines Corp., 5.4%, 2009                                  1,505,670          51
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--.6%
       700M   Newell Rubbermaid, Inc., 6.75%, 2012                                                 769,069          26
       900M   United Technologies Corp., 7.125%, 2010                                            1,007,078          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,776,147          60
----------------------------------------------------------------------------------------------------------------------
              Media - Broadcasting--.6%
              Comcast Cable Communications, Inc.:
       705M   8.375%, 2007                                                                         759,772          26
       500M   7.125%, 2013                                                                         557,117          19
       500M   Cox Communications, Inc., 5.5%, 2015                                                 484,708          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,801,597          61
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--.7%
      $750M   AOL Time Warner, Inc., 6.75%, 2011                                                  $811,454         $27
       500M   Cox Enterprises, Inc., 8%, 2007+                                                     527,241          18
       705M   Viacom, Inc., 8.625%, 2012                                                           842,698          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,181,393          74
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--.4%
       500M   Alcoa, Inc., 6%, 2012                                                                533,774          18
       500M   Thiokol Corp., 6.625%, 2008                                                          529,004          18
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,062,778          36
----------------------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts--1.4%
       910M   AvalonBay Communities, Inc., 6.875%, 2007                                            961,233          33
       750M   Boston Properties, Inc., 5%, 2015                                                    723,975          25
       700M   EOP Operating LP, 8.1%, 2010                                                         795,964          27
       700M   Mack-Cali Realty LP, 7.75%, 2011                                                     792,292          27
       800M   Simon Property Group LP, 7.375%, 2018                                                896,920          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,170,384         142
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--.4%
       500M   Federated Department Stores, Inc., 7.45%, 2017                                       570,496          20
       600M   Target Corp., 7.5%, 2010                                                             680,310          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,250,806          43
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.4%
       600M   New York Telephone Co., 6.125%, 2010                                                 624,416          21
       600M   SBC Communications, Inc., 6.25%, 2011                                                637,472          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,261,888          43
----------------------------------------------------------------------------------------------------------------------
              Transportation--1.0%
              Burlington Northern Santa Fe Corp.:
     1,000M   7.875%, 2007                                                                       1,066,448          36
       250M   6.75%, 2011                                                                          274,738           9
       400M   Canadian National Railway Co., 6.45%, 2006                                           411,277          14
     1,000M   Union Pacific Corp., 7.375%, 2009                                                  1,096,849          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,849,312          96
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.5%
      $750M   Consumers Energy Co., 6.375%, 2008                                                  $783,668         $27
       800M   DPL, Inc., 6.875%, 2011                                                              853,975          29
       750M   Duke Capital Corp., 8%, 2019                                                         891,790          30
       750M   NiSource Finance Corp., 7.875%, 2010                                                 856,268          29
       900M   PP&L Capital Funding, Inc., 8.375%, 2007                                             971,605          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,357,306         148
----------------------------------------------------------------------------------------------------------------------
              Waste Management--.4%
     1,000M   Waste Management, Inc., 6.875%, 2009                                               1,077,097          37
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $46,626,144)                                               47,704,669       1,619
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--9.0%
              Fannie Mae--3.9%
     6,490M   5.5%, 4/1/33 - 10/1/33                                                             6,515,283         221
     1,577M   6.5%, 11/1/33                                                                      1,644,867          56
     3,132M   7%, 3/1/32 - 8/1/32                                                                3,337,077         113
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,497,227         390
----------------------------------------------------------------------------------------------------------------------
              Freddie Mac--3.2%
     7,158M   5.5%, 7/1/33 - 2/1/35                                                              7,185,779         244
       767M   6%, 9/1/32                                                                           786,207          27
     1,461M   6.5%, 1/1/34                                                                       1,517,210          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,489,196         322
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association--1.9%
     1,491M   5%, 11/15/34                                                                       1,472,983          50
     3,014M   5.5%, 4/15/33 - 8/15/33                                                            3,055,648         104
       497M   6%, 9/15/34                                                                          511,025          17
       418M   6.5%, 7/15/28                                                                        437,690          15
       165M   7%, 8/15/32                                                                          174,711           6
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,652,057         192
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $26,684,632)                                  26,638,480         904
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
 Principal                                                                                                    Invested
    Amount                                                                                                    For Each
 Shares or                                                                                                  $10,000 of
  Warrants    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--2.8%
    $2,000M   Jefferson Cnty., AL, Ltd. Oblig. Rev. Bonds,
              5%, 2024                                                                          $2,035,000         $69
     4,500M   Massachusetts Bay Trans. Auth. Sales Tax
              Rev. Bonds, 5%, 2035                                                               4,595,625         156
     1,500M   Tobacco Settlement Financing Corp., NJ Rev.
              Bonds, 6.75%, 2039                                                                 1,576,875          54
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $8,076,074)                                                 8,207,500         279
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--1.6%
              Financials--1.1%
              Chubb Corporation:
    27,800    7%, 2005 - Series "A"                                                                838,170          28
    15,400    7%, 2006 - Series "B"                                                                463,925          16
    29,800    Hartford Financial Services Group, Inc., 6%,
              2006 - Class "A"                                                                   1,884,850          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,186,945         108
----------------------------------------------------------------------------------------------------------------------
              Health Care--.1%
     5,800    Baxter International, Inc., 7%, 2006                                                 313,200          10
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.4%
    24,200    ALLTEL Corporation, 7.75%, 2005                                                    1,228,150          42
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stock (cost $4,045,842)                                     4,728,295         160
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--1.6%
    $4,650M   Federal Farm Credit Bank, 4.94%, 2012
              (cost $4,651,751)                                                                  4,609,712         156
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--.4%
              Transportation
       752M   Continental Airlines, Inc., 8.388%, 2020                                             624,287          21
       604M   NWA Trust, 10.23%, 2012                                                              534,377          18
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,399,451)                                       1,158,664          39
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Information Technology
     3,736  * Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                                2,503          --
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--2.8%
              Colgate-Palmolive Co.:
    $1,700M   2.64%, 4/5/05++                                                                   $1,699,500         $58
     1,500M   2.74%, 4/14/05++                                                                   1,498,515          51
     3,600M   New York Times Co., 2.74%, 4/4/05                                                  3,599,177         122
     1,400M   Paccar Financial Corp., 2.7%, 4/14/05                                              1,398,634          47
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $8,195,826)                                      8,195,826         278
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--.4%
     1,200M   Tennessee Valley Authority, 2.67%, 4/28/05
              (cost $1,197,597)                                                                  1,197,597          41
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $258,976,164)                                  99.7%          293,764,144       9,969
Other Assets, Less Liabilities                                                    .3               914,869          31
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%         $294,679,013     $10,000
======================================================================================================================

 * Non-income producing

 + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 6)

++ Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 6)

   Summary of Abbreviations:

   ADR American Depositary Receipts
   REIT Real Estate Investment Trust

See notes to financial statements


Fund Expenses
FIRST INVESTORS VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with the costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------
                                               Beginning       Ending
                                                Account        Account      Expenses Paid
                                                 Value          Value       During Period
                                               (10/1/04)      (3/31/05)   (10/1/04-3/31/05)*
---------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                        $1,000.00      $1,091.46          $7.40
Hypothetical
(5% annual return before expenses)            $1,000.00      $1,017.85          $7.14
---------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                        $1,000.00      $1,085.87         $11.02
Hypothetical
(5% annual return before expenses)            $1,000.00      $1,014.36         $10.65
---------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.42% for Class A shares and 2.12%
  for Class B shares, multiplied by the average account value over the period, multiplied by
  182/365  (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART: Top Ten Sectors)

Financials                                        25.8%
Consumer Discretionary                            15.3%
Energy                                            10.1%
Industrials                                        8.2%
Consumer Staples                                   7.8%
Materials                                          7.2%
Health Care                                        5.8%
Utilities                                          5.3%
Information Technology                             4.8%
Telecommunication Services                         4.2%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on the total value of investments.


Portfolio of Investments
FIRST INVESTORS VALUE FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--88.3%
              Consumer Discretionary--14.7%
    81,800    Bob Evans Farms,Inc.                                                              $1,918,210         $74
    60,500    Clear Channel Communications, Inc.                                                 2,085,435          81
    47,300    Genuine Parts Company                                                              2,057,077          80
    97,100    Hancock Fabrics, Inc.                                                                722,424          28
    41,600    Home Depot, Inc.                                                                   1,590,784          62
    51,300    J.C. Penney Company, Inc. (Holding Co.)                                            2,663,496         103
    39,600    Jones Apparel Group, Inc.                                                          1,326,204          51
    24,500    Kenneth Cole Productions, Inc. - Class "A"                                           713,930          28
    70,974    Kimball International, Inc. - Class "B"                                            1,029,123          40
    36,100    Lee Enterprises, Inc.                                                              1,566,740          61
    63,700    Leggett & Platt, Inc.                                                              1,839,656          71
    19,800    Liberty Corporation                                                                  802,890          31
    14,200    Magna International, Inc. - Class "A"                                                949,980          37
    44,600    May Department Stores Company                                                      1,651,092          64
   102,800    McDonald's Corporation                                                             3,201,192         124
    95,700    Natuzzi SpA (ADR)                                                                    994,323          39
    53,000    New York Times Company - Class "A"                                                 1,938,740          75
    35,300    Newell Rubbermaid, Inc.                                                              774,482          30
    36,000    OshKosh B'Gosh, Inc. - Class "A"                                                   1,098,000          43
    28,200    Outback Steakhouse, Inc.                                                           1,291,278          50
   162,900    Pearson PLC (ADR)                                                                  1,997,154          77
    55,100    Talbots, Inc.                                                                      1,762,098          68
    29,900    Tupperware Corporation                                                               608,764          24
   110,800    Walt Disney Company                                                                3,183,284         124
----------------------------------------------------------------------------------------------------------------------
                                                                                                37,766,356       1,465
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--7.5%
    37,200    Brown-Forman Corporation - Class "B"                                               2,036,700          79
    62,100    Coca-Cola Company                                                                  2,587,707         101
    73,800    ConAgra Foods, Inc.                                                                1,994,076          77
    19,541  * Del Monte Foods Company                                                              212,020           8
    42,200    Diageo PLC (ADR)                                                                   2,401,180          93
    23,900    Fomento Economico Mexicano,
              SA de CV (ADR)                                                                     1,279,845          50
    44,200    H.J. Heinz Company                                                                 1,628,328          63
    28,300    Kimberly-Clark Corporation                                                         1,860,159          72
    52,500    Ruddick Corporation                                                                1,215,375          47
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS VALUE FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    58,800    Sara Lee Corporation                                                              $1,303,008         $51
    58,200    Tasty Baking Company                                                                 488,298          19
    46,600    UST, Inc.                                                                          2,409,220          93
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,415,916         753
----------------------------------------------------------------------------------------------------------------------
              Energy--9.7%
    27,600    Anadarko Petroleum Corporation                                                     2,100,360          82
    39,000    BP PLC (ADR)                                                                       2,433,600          94
    36,400    ChevronTexaco Corporation                                                          2,122,484          82
    29,500    ConocoPhillips                                                                     3,181,280         124
    47,900    Diamond Offshore Drilling, Inc.                                                    2,390,210          93
    36,600    Kerr-McGee Corporation                                                             2,866,878         111
    55,700    Marathon Oil Corporation                                                           2,613,444         101
    40,200    Royal Dutch Petroleum Company - NY Shares
              (ADR)                                                                              2,413,608          94
    52,600    Tidewater, Inc.                                                                    2,044,036          79
    46,500    Unocal Corporation                                                                 2,868,585         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,034,485         971
----------------------------------------------------------------------------------------------------------------------
              Financials--23.2%
    46,000    A.G. Edwards, Inc.                                                                 2,060,800          80
    14,600    ACE, Ltd.                                                                            602,542          23
    52,600    Allstate Corporation                                                               2,843,556         110
    62,400    AmSouth Bancorporation                                                             1,619,280          63
    71,900    Amvescap PLC (ADR)                                                                   911,692          35
    84,500    Aon Corporation                                                                    1,929,980          75
    97,500    Bank Mutual Corporation                                                            1,152,450          45
    56,364    Bank of America Corporation                                                        2,485,652          96
    80,000    Bank of New York Company, Inc.                                                     2,324,000          90
    75,700    Brascan Corporation - Class "A"                                                    2,857,675         111
    47,855    Cincinnati Financial Corporation                                                   2,086,957          81
    34,200    Comerica, Inc.                                                                     1,883,736          73
    38,500    CRT Properties, Inc. (REIT)                                                          838,530          33
    56,900    Eagle Hospitality Properties Trust, Inc.                                             510,393          20
     6,000    Endurance Specialty Holdings, Ltd.                                                   227,040           9
    34,200    Erie Indemnity Company - Class "A"                                                 1,782,504          69
    30,300    FBL Financial Group, Inc. - Class "A"                                                848,400          33
    30,600    Jefferson-Pilot Corporation                                                        1,500,930          58
    72,500    JPMorgan Chase & Company                                                           2,508,500          97
    56,400    KeyCorp                                                                            1,830,180          71
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    30,700    Lincoln National Corporation                                                      $1,385,798         $54
    43,400    Merrill Lynch & Company, Inc.                                                      2,456,440          95
    37,700    Montpelier Re Holdings, Ltd.                                                       1,325,155          51
    44,400    Morgan Stanley                                                                     2,541,900          99
    96,300    NewAlliance Bancshares, Inc.                                                       1,348,200          52
    30,500    North Fork Bancorporation, Inc.                                                      846,070          33
    21,800    One Liberty Properties, Inc. (REIT)                                                  406,788          16
    50,900    Plum Creek Timber Company, Inc. (REIT)                                             1,817,130          70
    32,400    PNC Financial Services Group                                                       1,667,952          65
     1,900    Preferred Bank                                                                        75,810           3
    51,300    Protective Life Corporation                                                        2,016,090          78
    40,300    PXRE Group, Ltd.                                                                   1,033,695          40
    77,100    Regions Financial Corporation                                                      2,498,040          97
    63,800    Sky Financial Group, Inc.                                                          1,711,116          66
    25,500    SunTrust Banks, Inc.                                                               1,837,785          71
    20,300    T. Rowe Price Group, Inc.                                                          1,205,414          47
    23,079    TD Banknorth, Inc.                                                                   720,988          28
    36,700    Wells Fargo & Company                                                              2,194,660          85
----------------------------------------------------------------------------------------------------------------------
                                                                                                59,893,828       2,322
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.5%
    52,400    Abbott Laboratories                                                                2,442,888          95
    50,500    Bristol-Myers Squibb Company                                                       1,285,730          50
    39,100    GlaxoSmithKline PLC (ADR)                                                          1,795,472          69
    36,900    Johnson & Johnson                                                                  2,478,204          96
    33,200    Novartis AG                                                                        1,553,096          60
    84,500    Pfizer, Inc.                                                                       2,219,815          86
    82,100    Schering-Plough Corporation                                                        1,490,115          58
     8,034  * WellPoint, Inc.                                                                    1,007,062          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,272,382         553
----------------------------------------------------------------------------------------------------------------------
              Industrials--7.9%
    23,000    A.O. Smith Corporation                                                               664,010          26
    29,800    Adesa, Inc.                                                                          696,128          27
     2,600    Alexander & Baldwin, Inc.                                                            107,120           4
    34,800    Baldor Electric Company                                                              898,188          35
    33,500    Dover Corporation                                                                  1,265,965          49
    53,700    Federal Signal Corporation                                                           814,629          32
    21,300    General Dynamics Corporation                                                       2,280,165          88
    62,600    Honeywell International, Inc.                                                      2,329,346          90
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS VALUE FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    67,200    Masco Corporation                                                                 $2,329,824         $90
    63,300    Norfolk Southern Corporation                                                       2,345,265          91
    69,800    Pall Corporation                                                                   1,892,976          73
    47,700    Pitney Bowes, Inc.                                                                 2,152,224          84
    16,300    SPX Corporation                                                                      705,464          28
    28,600    Stewart & Stevenson Services, Inc.                                                   654,654          25
    21,700    Teleflex, Inc.                                                                     1,110,606          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,246,564         785
----------------------------------------------------------------------------------------------------------------------
              Information Technology--4.6%
    51,300    Automatic Data Processing, Inc.                                                    2,305,935          89
    68,900    AVX Corporation                                                                      844,025          33
     6,381  * Freescale Semiconductor, Inc.                                                        110,072           4
    95,000    Hewlett-Packard Company                                                            2,084,300          81
    41,200    Intersil Corporation - Class "A"                                                     713,584          28
    60,900    Methode Electronics, Inc. - Class "A"                                                737,499          29
    57,800    Motorola, Inc.                                                                       865,266          33
    84,000    Nokia Corporation - Class "A" (ADR)                                                1,296,120          50
    28,200  * palmOne, Inc.                                                                        715,716          28
    26,700    Paychex, Inc.                                                                        876,294          34
    77,100  * Planar Systems, Inc.                                                                 695,442          27
    46,700    Woodhead Industries, Inc.                                                            635,120          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,879,373         461
----------------------------------------------------------------------------------------------------------------------
              Materials--6.9%
    31,500    Air Products & Chemicals, Inc.                                                     1,993,635          77
     7,800    Albemarle Corporation                                                                283,608          11
    46,800    Alcoa, Inc.                                                                        1,422,252          55
    56,600    Compass Minerals International, Inc.                                               1,440,470          56
    49,500    Du Pont (E.I.) de Nemours & Company                                                2,536,380          98
    75,900    Glatfelter                                                                         1,119,525          44
    42,700    Great Lakes Chemical Corporation                                                   1,371,524          53
    62,300    Lubrizol Corporation                                                               2,531,872          98
    21,000    MeadWestvaco Corporation                                                             668,220          26
    42,130    Myers Industries, Inc.                                                               594,454          23
       857    Neenah Paper, Inc.                                                                    28,812           1
    75,900    Sonoco Products Company                                                            2,189,715          85
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials (continued)
    18,200    Vulcan Materials Company                                                          $1,034,306         $40
     8,600    Weyerhaeuser Company                                                                 589,100          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,803,873         690
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--3.6%
    62,300    BellSouth Corporation                                                              1,637,867          63
    60,400    CT Communications, Inc.                                                              636,012          25
    42,600    D&E Communications, Inc.                                                             388,938          15
    60,100    Nippon Telegraph and Telephone Corporation
              (ADR)                                                                              1,313,185          51
    67,400    SBC Communications, Inc.                                                           1,596,706          62
     2,600    SureWest Communications                                                               59,956           2
    22,100    Telephone & Data Systems, Inc.                                                     1,803,360          70
    48,528    Verizon Communications, Inc.                                                       1,722,744          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,158,768         355
----------------------------------------------------------------------------------------------------------------------
              Utilities--4.7%
    34,550    American States Water Company                                                        874,115          34
    39,200    KeySpan Corporation                                                                1,527,624          59
    44,200    MDU Resources Group, Inc.                                                          1,220,804          47
    86,900    NiSource, Inc.                                                                     1,980,451          77
    37,700    Northwest Natural Gas Company                                                      1,363,609          53
    40,300    ONEOK, Inc.                                                                        1,242,046          48
     8,000    South Jersey Industries, Inc.                                                        451,200          17
    51,200    Southwest Gas Corporation                                                          1,236,992          48
    48,700    United Utilities PLC (ADR)                                                         1,176,105          46
    39,700    Vectren Corporation                                                                1,057,608          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,130,554         470
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $174,323,686)                                               227,602,099       8,825
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS VALUE FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
Shares or                                                                                                     For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--1.7%
              Financials--1.5%
    49,200    Chubb Corp., 7%, 2005 - Series "A"                                                $1,483,380         $57
    21,600    Lehman Brothers Holdings, Inc., 6.25%,
              2007 - Series "GIS"                                                                  575,100          22
     9,300    State Street Corp., 6.75%, 2006                                                    1,849,333          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,907,813         151
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.2%
    10,900    ALLTEL Corp., 7.75%, 2005                                                            553,175          21
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $4,133,635)                                    4,460,988         172
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.5%
              Telecommunication Services--.3%
    27,300    Verizon South, Inc., 7%, 2041 - Series "F"                                           695,058          27
----------------------------------------------------------------------------------------------------------------------
              Utilities--.2%
    22,300    Entergy Louisiana, Inc., 7.6%, 2032                                                  582,030          22
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $1,253,436)                                                1,277,088          49
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--.2%
              Utilities
      $500M   Union Electric Co., 6.75%, 2008 (cost $499,383)                                      531,098          20
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--5.3%
     9,500M   Colgate-Palmolive Co., 2.74%, 4/14/05                                              9,490,597         368
     4,200M   New York Times Co., 2.74%, 4/4/05                                                  4,199,041         163
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $13,689,638)                                    13,689,638         531
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $193,899,778)                                    96.0%        247,560,911       9,597
Other Assets, Less Liabilities                                                     4.0          10,392,901         403
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%       $257,953,812     $10,000
======================================================================================================================

* Non-income producing

  Summary of abbreviations:

  ADR American Depositary Receipts
  REIT Real Estate Investment Trust

See notes to financial statements


Fund Expenses
FIRST INVESTORS BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with the costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------
                                               Beginning       Ending
                                                Account        Account      Expenses Paid
                                                 Value          Value       During Period
                                               (10/1/04)      (3/31/05)   (10/1/04-3/31/05)*
---------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                        $1,000.00      $1,070.64          $7.43
Hypothetical
(5% annual return before expenses)            $1,000.00      $1,017.75          $7.24
---------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                        $1,000.00      $1,067.01         $11.03
Hypothetical
(5% annual return before expenses)            $1,000.00      $1,014.26         $10.75
---------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.44% for Class A shares and 2.14%
  for Class B shares, multiplied by the average account value over the period, multiplied by
  182/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART: Top Ten Sectors)

Financials                                        18.1%
Information Technology                            16.5%
Health Care                                       13.5%
Industrials                                       13.1%
Consumer Discretionary                            12.1%
Consumer Staples                                   9.6%
Energy                                             8.4%
Materials                                          2.8%
Telecommunication Services                         2.5%
Utilities                                          1.6%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS BLUE CHIP FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.6%
              Consumer Discretionary--12.2%
    22,000    Carnival Corporation                                                              $1,139,820         $24
    71,996  * Comcast Corporation - Class "A"                                                    2,432,025          50
    48,900  * Comcast Corporation - Special Class "A"                                            1,633,260          34
    55,300    Eastman Kodak Company                                                              1,800,015          37
    31,500  * eBay, Inc.                                                                         1,173,690          24
    99,200    Gap, Inc.                                                                          2,166,528          45
   165,800    Hilton Hotels Corporation                                                          3,705,630          77
   153,100    Home Depot, Inc.                                                                   5,854,544         122
    75,100  * Kohl's Corporation                                                                 3,877,413          81
    48,700    Lowe's Companies, Inc.                                                             2,780,283          58
    97,900    McDonald's Corporation                                                             3,048,606          63
   158,600    News Corporation - Class "A"                                                       2,683,512          56
    36,800    NIKE, Inc. - Class "B"                                                             3,065,808          64
   227,200  * Office Depot, Inc.                                                                 5,039,296         105
    73,800    Target Corporation                                                                 3,691,476          77
   258,300  * Time Warner, Inc.                                                                  4,533,165          94
   125,200    Viacom, Inc. - Class "B"                                                           4,360,716          91
   137,000    Walt Disney Company                                                                3,936,010          82
    29,600    Yum! Brands, Inc.                                                                  1,533,576          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                58,455,373       1,216
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.6%
    77,400    Altria Group, Inc.                                                                 5,061,186         105
   142,900    Coca-Cola Company                                                                  5,954,643         124
    66,300    Corn Products International, Inc.                                                  1,723,137          36
    36,800    Costco Wholesale Corporation                                                       1,625,824          34
    47,800    CVS Corporation                                                                    2,515,236          52
    29,200    General Mills, Inc.                                                                1,435,180          30
    18,400    Gillette Company                                                                     928,832          19
    25,800    Hershey Foods Corporation                                                          1,559,868          33
    52,100    Kimberly-Clark Corporation                                                         3,424,533          71
   104,100    PepsiCo, Inc.                                                                      5,520,423         115
   112,100    Procter & Gamble Company                                                           5,941,300         124
    77,700    Walgreen Company                                                                   3,451,434          72
   139,100    Wal-Mart Stores, Inc.                                                              6,970,301         145
----------------------------------------------------------------------------------------------------------------------
                                                                                                46,111,897         960
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--8.4%
   184,100    Chesapeake Energy Corporation                                                     $4,039,154         $84
   172,200    ChevronTexaco Corporation                                                         10,040,982         209
    63,000    Devon Energy Corporation                                                           3,008,250          63
    10,700    EnCana Corporation                                                                   753,494          16
   204,300    ExxonMobil Corporation                                                            12,176,280         253
   143,800  * Grant Prideco, Inc.                                                                3,474,208          72
    42,100    Schlumberger, Ltd.                                                                 2,967,208          62
    55,100  * Transocean, Inc.                                                                   2,835,446          59
    14,600    Valero Energy Corporation                                                          1,069,742          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                40,364,764         840
----------------------------------------------------------------------------------------------------------------------
              Financials--18.2%
    48,100    ACE, Ltd.                                                                          1,985,087          41
    59,000    Allstate Corporation                                                               3,189,540          66
    84,900    American Express Company                                                           4,361,313          91
   130,300    American International Group, Inc.                                                 7,219,923         150
   186,166    Bank of America Corporation                                                        8,209,921         171
   117,700    Bank of New York Company, Inc.                                                     3,419,185          71
     1,150  * Berkshire Hathaway, Inc. - Class "B"                                               3,284,400          68
    44,200    Capital One Financial Corporation                                                  3,304,834          69
    37,500    Chubb Corporation                                                                  2,972,625          62
   243,100    Citigroup, Inc.                                                                   10,924,914         227
    55,200    Compass Bancshares, Inc.                                                           2,506,080          52
    28,600    Fannie Mae                                                                         1,557,270          32
    40,500    Freddie Mac                                                                        2,559,600          53
    35,300    Goldman Sachs Group, Inc.                                                          3,882,647          81
   167,268    JPMorgan Chase & Company                                                           5,787,473         121
    40,500    Marsh & McLennan Companies, Inc.                                                   1,232,010          26
    52,300    Merrill Lynch & Company, Inc.                                                      2,960,180          62
    66,800    Morgan Stanley                                                                     3,824,300          80
   158,600    New York Community Bancorp, Inc.                                                   2,880,176          60
   173,200    UnumProvident Corporation                                                          2,947,864          61
    70,200    Washington Mutual, Inc.                                                            2,772,900          58
    79,800    Wells Fargo & Company                                                              4,772,040          99
    18,400    Willis Group Holdings, Ltd.                                                          678,408          14
----------------------------------------------------------------------------------------------------------------------
                                                                                                87,232,690       1,815
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.6%
    93,500    Abbott Laboratories                                                               $4,358,970         $91
    33,800    Aetna, Inc.                                                                        2,533,310          53
    83,200  * Amgen, Inc.                                                                        4,843,072         101
   103,100  * Boston Scientific Corporation                                                      3,019,799          63
   173,100    Bristol-Myers Squibb Company                                                       4,407,126          92
    14,800    Cooper Companies, Inc.                                                             1,078,920          22
    38,500  * Coventry Health Care, Inc.                                                         2,623,390          55
    22,200    Guidant Corporation                                                                1,640,580          34
    41,400  * Haemonetics Corporation                                                            1,745,424          36
   157,000    Johnson & Johnson                                                                 10,544,120         219
    80,700    Medtronic, Inc.                                                                    4,111,665          86
    69,600    Merck & Company, Inc.                                                              2,252,952          47
    97,800    Novartis AG                                                                        4,575,084          95
   352,260    Pfizer, Inc.                                                                       9,253,870         193
    36,800    Teva Pharmaceutical Industries, Ltd. (ADR)                                         1,140,800          24
    62,700  * Triad Hospitals, Inc.                                                              3,141,270          65
    40,400    UnitedHealth Group, Inc.                                                           3,853,352          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                65,123,704       1,356
----------------------------------------------------------------------------------------------------------------------
              Industrials--13.2%
    43,800    3M Company                                                                         3,753,222          78
    44,200    Boeing Company                                                                     2,583,932          54
    48,000    Caterpillar, Inc.                                                                  4,389,120          91
   129,600    Cendant Corporation                                                                2,661,984          56
    44,200    Cintas Corporation                                                                 1,825,902          38
    38,100    Emerson Electric Company                                                           2,473,833          52
   401,600    General Electric Company                                                          14,481,696         301
    55,300    Honeywell International, Inc.                                                      2,057,713          43
    36,100    ITT Industries, Inc.                                                               3,257,664          68
    73,700    Joy Global, Inc.                                                                   2,583,922          54
    59,200    Lockheed Martin Corporation                                                        3,614,752          75
    73,700    Masco Corporation                                                                  2,555,179          53
    42,800    Northrop Grumman Corporation                                                       2,310,344          48
   139,200    Tyco International, Ltd.                                                           4,704,960          98
    36,800    Union Pacific Corporation                                                          2,564,960          53
    37,400    United Parcel Service, Inc. - Class "B"                                            2,720,476          57
    47,400    United Technologies Corporation                                                    4,818,684         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                63,358,343       1,319
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--16.6%
    84,700  * Amdocs, Ltd.                                                                      $2,405,480         $50
    44,200  * Apple Computer, Inc.                                                               1,841,814          38
   147,400  * ASML Holding NV - NY Shares                                                        2,471,898          52
   245,800  * BEA Systems, Inc.                                                                  1,959,026          41
   305,600  * Cisco Systems, Inc.                                                                5,467,184         114
   121,500  * Corning, Inc.                                                                      1,352,295          28
    54,800  * Cypress Semiconductor Corporation                                                    690,480          14
   119,100  * Dell, Inc.                                                                         4,575,822          95
   353,400  * EMC Corporation                                                                    4,353,888          91
    81,000    First Data Corporation                                                             3,184,110          66
    55,100    Hewlett-Packard Company                                                            1,208,894          25
   320,200    Intel Corporation                                                                  7,438,246         155
    73,900    International Business Machines Corporation                                        6,752,982         141
   736,200  * Lucent Technologies, Inc.                                                          2,024,550          42
    36,800  * Marvell Technology Group, Ltd.                                                     1,410,912          29
   505,300    Microsoft Corporation                                                             12,213,101         254
   136,200    Motorola, Inc.                                                                     2,038,914          42
   110,500    National Semiconductor Corporation                                                 2,277,405          47
   171,000    Nokia Corporation - Class "A" (ADR)                                                2,638,530          55
    40,500    QUALCOMM, Inc.                                                                     1,484,325          31
    92,000  * SanDisk Corporation                                                                2,557,600          53
    10,100  * Sigmatel, Inc.                                                                       378,043           8
   114,100  * Sybase, Inc.                                                                       2,106,286          44
   109,900    Texas Instruments, Inc.                                                            2,801,351          58
   138,400  * Veritas Software Corporation                                                       3,213,648          67
    55,300  * Xerox Corporation                                                                    837,795          18
----------------------------------------------------------------------------------------------------------------------
                                                                                                79,684,579       1,658
----------------------------------------------------------------------------------------------------------------------
              Materials--2.8%
    59,000    Alcoa, Inc.                                                                        1,793,010          37
    51,700    Cemex SA de CV (ADR)                                                               1,874,125          39
    73,700    Dow Chemical Company                                                               3,673,945          76
    40,400    DuPont (E.I.) de Nemours & Company                                                 2,070,096          43
    66,200    International Paper Company                                                        2,435,498          51
    18,300    Newmont Mining Corporation                                                           773,175          16
    14,800    Peabody Energy Corporation                                                           686,128          14
     3,600    Phelps Dodge Corporation                                                             366,228           8
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,672,205         284
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.4%
   119,500  * Nextel Communications, Inc. - Class "A"                                           $3,396,190         $70
   135,800    SBC Communications, Inc.                                                           3,217,102          67
    54,900    Sprint Corporation                                                                 1,248,975          26
   110,900    Verizon Communications, Inc.                                                       3,936,950          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,799,217         245
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.6%
   172,700    Duke Energy Corporation                                                            4,837,327         101
    98,400    ONEOK, Inc.                                                                        3,032,688          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,870,015         164
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $370,807,466)                                               473,672,787       9,857
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.8%
              Colgate-Palmolive Co.:
    $1,000M   2.64%, 4/5/05+                                                                       999,706          21
     2,200M   2.74%, 4/14/05+                                                                    2,197,823          46
     5,600M   New York Times Co., 2.74%, 4/4/05                                                  5,598,720         116
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $8,796,249)                                      8,796,249         183
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $379,603,715)                                 100.4%          482,469,036      10,040
Excess of Liabilities Over Other Assets                                          (.4)           (1,940,209)        (40)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%         $480,528,827     $10,000
======================================================================================================================

* Non-income producing

+ Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 6)

  Summary of Abbreviations:
  ADR American Depositary Receipts

See notes to financial statements


Fund Expenses
FIRST INVESTORS GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with the costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------
                                               Beginning       Ending
                                                Account        Account      Expenses Paid
                                                 Value          Value       During Period
                                               (10/1/04)      (3/31/05)   (10/1/04-3/31/05)*
---------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                        $1,000.00      $1,080.47         $7.05
Hypothetical
(5% annual return before expenses)            $1,000.00      $1,018.15         $6.84
---------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                        $1,000.00      $1,076.49        $10.66
Hypothetical
(5% annual return before expenses)            $1,000.00      $1,014.66        $10.35
---------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.36% for Class A shares and 2.06%
  for Class B shares, multiplied by the average account value over the period, multiplied by
  182/365  (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

Financials                                        22.9%
Consumer Discretionary                            16.0%
Information Technology                            12.9%
Health Care                                       12.8%
Industrials                                       11.1%
Consumer Staples                                   7.9%
Energy                                             7.7%
Materials                                          5.2%
Telecommunication Services                         1.6%
Utilities                                          1.0%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.7%
              Consumer Discretionary--16.0%
   212,500    Blockbuster, Inc. - Class "A"                                                     $1,876,375         $29
   226,500    Claire's Stores, Inc.                                                              5,218,560          82
    50,000    Clear Channel Communications, Inc.                                                 1,723,500          27
   189,702  * Cost Plus, Inc.                                                                    5,099,190          80
   188,300    Domino's Pizza, Inc.                                                               3,519,327          55
   112,100  * GameStop Corporation - Class "A"                                                   2,484,136          39
    50,000    Genuine Parts Company                                                              2,174,500          34
    70,000    Harley-Davidson, Inc.                                                              4,043,200          63
   230,100  * Hollywood Entertainment Corporation                                                3,030,417          48
   100,000    Home Depot, Inc.                                                                   3,824,000          60
    75,000    J.C. Penney Company, Inc. (Holding Co.)                                            3,894,000          61
   100,000    Kenneth Cole Productions, Inc. - Class "A"                                         2,914,000          46
    60,000    Lear Corporation                                                                   2,661,600          42
   150,000    Leggett & Platt, Inc.                                                              4,332,000          68
   210,000    McDonald's Corporation                                                             6,539,400         103
   175,000    Movado Group, Inc.                                                                 3,237,500          51
    90,000    Neiman Marcus Group, Inc. - Class "A"                                              8,235,900         129
    10,000    Neiman Marcus Group, Inc. - Class "B"                                                902,500          14
   100,000  * Netflix, Inc.                                                                      1,085,000          17
   305,300  * Office Depot, Inc.                                                                 6,771,554         106
   203,400    Orient-Express Hotels, Ltd.                                                        5,308,740          83
    75,000    Oxford Industries, Inc.                                                            2,744,250          43
   120,000    Polo Ralph Lauren Corporation - Class "A"                                          4,656,000          73
   100,000    RadioShack Corporation                                                             2,450,000          38
    50,000    Ross Stores, Inc.                                                                  1,457,000          23
    65,000    Sherwin-Williams Company                                                           2,859,350          45
   140,000  * Steiner Leisure Ltd.                                                               4,576,600          72
   125,000    Viacom, Inc. - Class "B"                                                           4,353,750          68
----------------------------------------------------------------------------------------------------------------------
                                                                                               101,972,349       1,599
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--7.9%
   100,000    Altria Group, Inc.                                                                 6,539,000         103
    45,000    Bunge, Ltd.                                                                        2,424,600          38
    50,000    Coca-Cola Company                                                                  2,083,500          33
   250,000  * Herbalife, Ltd.                                                                    3,810,000          60
   113,300    Hormel Foods Corporation                                                           3,524,763          55
    62,500    Kimberly-Clark Corporation                                                         4,108,125          64
   400,000    Nu Skin Enterprises, Inc. - Class "A"                                              9,004,000         141
    50,000    PepsiCo, Inc.                                                                      2,651,500          42
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    75,000    Procter & Gamble Company                                                          $3,975,000         $62
   112,000  * Smithfield Foods, Inc.                                                             3,533,600          55
    82,091    Tootsie Roll Industries, Inc.                                                      2,462,730          39
    75,000    Wal-Mart Stores, Inc.                                                              3,758,250          59
    75,700    WD-40 Company                                                                      2,459,493          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                50,334,561         790
----------------------------------------------------------------------------------------------------------------------
              Energy--7.8%
    65,000    Anadarko Petroleum Corporation                                                     4,946,500          77
   255,000    Chesapeake Energy Corporation                                                      5,594,700          88
    40,000    ConocoPhillips                                                                     4,313,600          68
   115,000    ExxonMobil Corporation                                                             6,854,000         107
    80,000    Noble Corporation                                                                  4,496,800          71
   150,000    Suncor Energy, Inc.                                                                6,031,500          95
   100,000  * Swift Energy Company                                                               2,844,000          45
   120,000  * Transocean, Inc.                                                                   6,175,200          97
    55,000    Unocal Corporation                                                                 3,392,950          53
   145,000    XTO Energy, Inc.                                                                   4,761,800          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                49,411,050         776
----------------------------------------------------------------------------------------------------------------------
              Financials--21.3%
    50,000    American Express Company                                                           2,568,500          40
    80,000    American International Group, Inc.                                                 4,432,800          70
   197,718    Bank of America Corporation                                                        8,719,364         137
    35,000    Bear Stearns Companies, Inc.                                                       3,496,500          55
   150,000    Citigroup, Inc.                                                                    6,741,000         106
   200,000    Colonial BancGroup, Inc.                                                           4,104,000          64
   100,000    Comerica, Inc.                                                                     5,508,000          86
   225,000    Doral Financial Corporation                                                        4,925,250          77
   129,200    Endurance Specialty Holdings, Ltd.                                                 4,888,928          77
    50,000    Fannie Mae                                                                         2,722,500          43
   120,000    Independence Community Bank Corporation                                            4,680,000          73
   155,000    JPMorgan Chase & Company                                                           5,363,000          84
    57,500    Lehman Brothers Holdings, Inc.                                                     5,414,200          85
   170,000    MBNA Corporation                                                                   4,173,500          65
   105,000    Merrill Lynch & Company, Inc.                                                      5,943,000          93
   190,000    Montpelier Re Holdings, Ltd.                                                       6,678,500         105
    90,000    Morgan Stanley                                                                     5,152,500          81
    90,000    National City Corporation                                                          3,015,000          47
   180,000    New York Community Bancorp, Inc.                                                   3,268,800          51
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
   225,000    NewAlliance Bancshares, Inc.                                                      $3,150,000         $49
   225,000    North Fork Bancorporation, Inc.                                                    6,241,500          98
    75,000    Plum Creek Timber Company, Inc. (REIT)                                             2,677,500          42
   106,105    Safeco Corporation                                                                 5,168,374          81
    50,000    South Financial Group, Inc.                                                        1,527,000          24
   200,000    Sovereign Bancorp, Inc.                                                            4,432,000          70
   170,000    U.S. Bancorp                                                                       4,899,400          77
    67,000    U.S.B. Holding Co., Inc.                                                           1,486,730          23
   100,000    Wachovia Corporation                                                               5,091,000          80
   125,000    Washington Mutual, Inc.                                                            4,937,500          78
    70,000    Wells Fargo & Company                                                              4,186,000          66
----------------------------------------------------------------------------------------------------------------------
                                                                                               135,592,346       2,127
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.6%
   160,000    Abbott Laboratories                                                                7,459,200         117
    60,000    Aetna, Inc.                                                                        4,497,000          71
    46,700  * Amgen, Inc.                                                                        2,718,407          43
   300,000  * Boston Scientific Corporation                                                      8,787,000         138
    30,000    Eli Lilly & Company                                                                1,563,000          24
    65,000  * Forest Laboratories, Inc.                                                          2,401,750          38
    20,000  * Genentech, Inc.                                                                    1,132,200          18
    65,000    Guidant Corporation                                                                4,803,500          75
   100,000    Johnson & Johnson                                                                  6,716,000         105
    52,800  * Laboratory Corporation of America Holdings                                         2,544,960          40
    50,000    Medtronic, Inc.                                                                    2,547,500          40
    80,000    Merck & Company, Inc.                                                              2,589,600          40
   330,000    Pfizer, Inc.                                                                       8,669,100         136
   145,000  * Priority Healthcare Corporation                                                    3,136,350          49
   120,000  * Thermo Electron Corporation                                                        3,034,800          48
   100,000  * Waters Corporation                                                                 3,579,000          56
    75,000  * Wellpoint, Inc.                                                                    9,401,250         147
   120,000    Wyeth                                                                              5,061,600          79
----------------------------------------------------------------------------------------------------------------------
                                                                                                80,642,217       1,264
----------------------------------------------------------------------------------------------------------------------
              Industrials--11.1%
    52,000    3M Company                                                                         4,455,880          70
   205,000  * AGCO Corporation                                                                   3,741,250          59
    50,400    Alexander & Baldwin, Inc.                                                          2,076,480          33
   100,000    Briggs & Stratton Corporation                                                      3,641,000          57
    30,000    Caterpillar, Inc.                                                                  2,743,200          43
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
   100,000    Cendant Corporation                                                               $2,054,000         $32
   100,200    Chicago Bridge & Iron Company NV - NY Shares                                       4,411,806          69
    36,000    Eaton Corporation                                                                  2,354,400          37
    50,000    Engineered Support Systems, Inc.                                                   2,676,000          42
    50,000  * Gardner Denver, Inc.                                                               1,975,500          31
    50,000    Harsco Corporation                                                                 2,980,500          47
   140,000    Honeywell International, Inc.                                                      5,209,400          82
    53,700    Knoll, Inc.                                                                          895,716          14
    60,000    Lockheed Martin Corporation                                                        3,663,600          57
   140,000    Masco Corporation                                                                  4,853,800          76
    90,000    Northrop Grumman Corporation                                                       4,858,200          76
   200,000  * Pinnacle Airlines Corporation                                                      2,124,000          33
    60,000    Pitney Bowes, Inc.                                                                 2,707,200          43
    50,000    Rockwell Automation, Inc.                                                          2,832,000          44
   130,000    SPX Corporation                                                                    5,626,400          88
    50,000    United Technologies Corporation                                                    5,083,000          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                70,963,332       1,113
----------------------------------------------------------------------------------------------------------------------
              Information Technology--12.9%
   100,000    Amphenol Corporation - Class "A"                                                   3,704,000          58
    15,000    Analog Devices, Inc.                                                                 542,100           9
   200,000  * Cisco Systems, Inc.                                                                3,578,000          56
   135,000  * Electronics for Imaging, Inc.                                                      2,408,400          38
   350,000  * EMC Corporation                                                                    4,312,000          68
   581,600  * Entrust, Inc.                                                                      2,181,000          34
     1,500  * Fastclick, Inc.                                                                       18,000          --
   140,000    First Data Corporation                                                             5,503,400          86
   200,000    Hewlett-Packard Company                                                            4,388,000          69
   175,000    Intel Corporation                                                                  4,065,250          64
    80,000    Intersil Corporation - Class "A"                                                   1,385,600          22
    50,000  * Intuit, Inc.                                                                       2,188,500          34
   127,100  * Lexar Media, Inc.                                                                    632,958          10
   165,000  * McAfee, Inc.                                                                       3,722,400          58
   350,000    Microsoft Corporation                                                              8,459,500         133
   300,000    Nokia Corporation - Class "A" (ADR)                                                4,629,000          73
   132,000  * palmOne, Inc.                                                                      3,350,160          53
   195,000  * Paxar Corporation                                                                  4,161,300          65
   160,000    QUALCOMM, Inc.                                                                     5,864,000          92
   160,000  * SanDisk Corporation                                                                4,448,000          70
    65,000    StarTek, Inc.                                                                      1,092,000          17
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
   184,820    Taiwan Semiconductor Manufacturing Co., Ltd.
              (ADR)                                                                             $1,567,273         $24
    95,000  * Tech Data Corporation                                                              3,520,700          55
   236,900  * VERITAS Software Corporation                                                       5,500,818          86
    35,000    Xilinx, Inc.                                                                       1,023,050          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                82,245,409       1,290
----------------------------------------------------------------------------------------------------------------------
              Materials--5.3%
   100,000    Calgon Carbon Corporation                                                            854,000          13
    65,000    Dow Chemical Company                                                               3,240,250          51
    60,000    Freeport-McMoRan Copper &
              Gold, Inc. - Class "B"                                                             2,376,600          37
   125,000    Georgia-Pacific Corporation                                                        4,436,250          70
   122,100    Lubrizol Corporation                                                               4,962,144          78
   140,000    MeadWestvaco Corporation                                                           4,454,800          70
     1,893    Neenah Paper, Inc.                                                                    63,643           1
    45,000    PPG Industries, Inc.                                                               3,218,400          50
    60,000    Praxair, Inc.                                                                      2,871,600          45
   207,000    RPM International, Inc.                                                            3,783,960          59
    50,000    Weyerhaeuser Company                                                               3,425,000          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,686,647         528
----------------------------------------------------------------------------------------------------------------------
              Other--.9%
    75,000    Nasdaq - 100 Index Tracking Stock                                                  2,741,250          43
    25,000    SPDR Trust - Series "1"                                                            2,950,000          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,691,250          89
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.9%
   140,000    SBC Communications, Inc.                                                           3,316,600          52
    75,000    Verizon Communications, Inc.                                                       2,662,500          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,979,100          94
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.0%
   115,400    Atmos Energy Corporation                                                           3,115,800          49
    75,000    Consolidated Edison, Inc.                                                          3,163,500          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,279,300          99
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $505,167,569)                                               622,797,561       9,769
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Shares or                                                                                                  $10,000 of
 Warrants      Security                                                                              Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--2.4%
              Financials--1.6%
              Chubb Corporation
    90,800    7%, 2005 - Series "A"                                                             $2,737,620         $43
    50,000    7%, 2006 - Series "B"                                                              1,506,250          23
    97,000    Hartford Financial Services Group, Inc.,
              6%, 2006 - Class "A"                                                               6,135,250          96
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,379,120         162
----------------------------------------------------------------------------------------------------------------------
              Health Care--.1%
    16,000    Baxter International, Inc., 7%, 2006                                                 864,000          13
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.7%
    80,000    ALLTEL Corporation, 7.75%, 2005                                                    4,060,000          65
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $12,653,192)                                  15,303,120         240
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Information Technology
    23,179  * Lucent Technologies, Inc.
              (expiring 12/10/07) (cost $0)                                                         15,530          --
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $517,820,761)                                100.1%           638,116,211      10,009
Excess of Liabilities Over Other Assets                                         (.1)              (587,508)         (9)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%          $637,528,703     $10,000
======================================================================================================================

 * Non-income producing

   Summary of abbreviations:

   ADR American Depositary Receipts
   REIT Real Estate Investment Trust

See notes to financial statements


Fund Expenses
FIRST INVESTORS ALL-CAP GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with the costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------
                                               Beginning       Ending
                                                Account        Account      Expenses Paid
                                                 Value          Value       During Period
                                               (10/1/04)      (3/31/05)   (10/1/04-3/31/05)*
---------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                         $1,000.00      $1,029.49         $7.89
Hypothetical
(5% annual return before expenses)             $1,000.00      $1,017.15         $7.85
---------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                         $1,000.00       $1,026.35       $11.42
Hypothetical
(5% annual return before expenses)             $1,000.00       $1,013.66       $11.35
---------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.56% for Class A shares and 2.26% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Information Technology                            31.4%
Health Care                                       19.5%
Industrials                                       15.1%
Consumer Discretionary                            13.7%
Financials                                         7.1%
Energy                                             5.6%
Telecommunication Services                         2.0%
Materials                                          0.9%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS ALL-CAP GROWTH FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--95.2%
              Consumer Discretionary--13.7%
    12,580  * A.C. Moore Arts & Crafts, Inc.                                                      $335,383         $20
    24,300    Abercrombie & Fitch Company - Class "A"                                            1,390,932          82
    38,900  * Chico's FAS, Inc.                                                                  1,099,314          65
    21,300  * Coach, Inc.                                                                        1,206,219          71
    44,180  * Comcast Corporation - Special Class "A"                                            1,475,612          87
    34,533    D.R. Horton, Inc.                                                                  1,009,745          59
   108,920  * eBay, Inc.                                                                         4,058,359         238
    13,000  * Electronics Boutique Holdings Corporation                                            558,610          33
    38,200  * GameStop Corporation - Class "B"                                                     851,860          50
    28,720    Omnicom Group, Inc.                                                                2,542,294         149
    16,000  * Pixar                                                                              1,560,800          92
    11,830  * Red Robin Gourmet Burgers, Inc.                                                      602,265          35
    22,700    Ross Stores, Inc.                                                                    661,478          39
     6,090    Standard Pacific Corporation                                                         439,637          26
    30,930  * Tempur-Pedic International, Inc.                                                     577,154          34
    15,200  * Wynn Resorts, Ltd.                                                                 1,029,648          60
   122,530  * XM Satellite Radio Holdings, Inc. - Class "A"                                      3,859,695         227
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,259,005       1,367
----------------------------------------------------------------------------------------------------------------------
              Energy--5.6%
    13,390    Cabot Oil & Gas Corporation                                                          738,459          43
    29,000    EOG Resources, Inc.                                                                1,413,460          83
    27,340    Halliburton Company                                                                1,182,455          70
     4,800    Oil Service HOLDRs Trust                                                             462,000          27
    64,560    Petro-Canada                                                                       3,735,442         220
    20,740  * Whiting Petroleum Corporation                                                        845,777          50
    34,766    XTO Energy, Inc.                                                                   1,141,715          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,519,308         560
----------------------------------------------------------------------------------------------------------------------
              Financials--7.1%
     7,175  * Affiliated Managers Group, Inc.                                                      445,065          26
     7,140  * Arch Capital Group, Ltd.                                                             285,886          17
    36,520    Capital One Financial Corporation                                                  2,730,600         161
    21,800  * CB Richard Ellis Group, Inc. - Class "A"                                             762,782          45
   209,790    Countrywide Financial Corporation                                                  6,809,783         400
    12,900    Legg Mason, Inc.                                                                   1,008,006          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,042,122         708
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS ALL-CAP GROWTH FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--19.4%
    81,310    Abbott Laboratories                                                               $3,790,672        $223
    28,900  * Abgenix, Inc.                                                                        202,300          12
    12,480  * Advisory Board Company                                                               545,376          32
    38,100    Aetna, Inc.                                                                        2,855,595         168
    13,870  * Amerigroup Corporation                                                               507,087          30
    14,960  * Amylin Pharmaceuticals, Inc.                                                         261,650          15
     1,400    Arrow International, Inc.                                                             48,090           3
   156,190    AstraZeneca PLC (ADR)                                                              6,174,191         363
     7,960  * AtheroGenics, Inc.                                                                   104,196           6
    12,600  * Cephalon, Inc.                                                                       590,058          35
    26,400  * DaVita, Inc.                                                                       1,104,840          65
    43,480    Eli Lilly & Company                                                                2,265,308         133
    51,840  * Forest Laboratories, Inc.                                                          1,915,488         112
    13,700  * Hologic, Inc.                                                                        436,688          26
    22,550  * Medicines Company                                                                    510,983          30
   111,320    Medtronic, Inc.                                                                    5,671,754         333
    16,910  * NPS Pharmaceuticals, Inc.                                                            213,404          12
   148,320    Schering-Plough Corporation                                                        2,692,008         158
    11,600  * Triad Hospitals, Inc.                                                                581,160          34
    21,100  * WellPoint, Inc.                                                                    2,644,885         155
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,115,733       1,945
----------------------------------------------------------------------------------------------------------------------
              Industrials--15.1%
   105,410  * Apollo Group, Inc. - Class "A"                                                     7,806,665         459
    11,100    Corporate Executive Board Company                                                    709,845          42
    22,140  * Corrections Corporation of America                                                   854,604          50
    33,160    Danaher Corporation                                                                1,771,076         104
    39,040  * DiamondCluster International, Inc.                                                   628,544          37
    28,600  * Education Management Corporation                                                     799,370          47
    10,200    Fastenal Company                                                                     564,162          33
    16,910    General Dynamics Corporation                                                       1,810,216         106
   126,470    General Electric Company                                                           4,560,508         268
     8,300  * Jacobs Engineering Group, Inc.                                                       430,936          25
    37,300  * Monster Worldwide, Inc.                                                            1,046,265          62
    26,510  * Navigant Consulting, Inc.                                                            721,867          42
    14,400    PACCAR, Inc.                                                                       1,042,416          61
    35,700    Robert Half International, Inc.                                                      962,472          57
    19,900    Rockwell Collins, Inc.                                                               947,041          56
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
     6,770    Strayer Education, Inc.                                                             $767,176         $45
     3,870  * Yellow Roadway Corporation                                                           226,550          13
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,649,713       1,507
----------------------------------------------------------------------------------------------------------------------
              Information Technology--31.4%
    54,520  * Accenture, Ltd. - Class "A"                                                        1,316,658          77
    31,980  * Aeroflex, Inc.                                                                       298,373          17
    44,100  * Amdocs, Ltd.                                                                       1,252,440          74
    18,000    CDW Corporation                                                                    1,020,240          60
   188,070  * Cisco Systems, Inc.                                                                3,364,572         198
    19,700  * Cognizant Technology Solutions
              Corporation - Class "A"                                                              910,140          53
   161,290  * Dell, Inc.                                                                         6,196,762         364
   136,260  * Electronic Arts, Inc.                                                              7,055,543         415
     8,850  * F5 Networks, Inc.                                                                    446,837          26
    66,980    First Data Corporation                                                             2,632,984         155
    14,830  * Google, Inc. - Class "A"                                                           2,676,963         157
    46,900  * Jabil Circuit, Inc.                                                                1,337,588          79
    34,200  * Lam Research Corporation                                                             987,012          58
    43,350  * Lexmark International
              Group, Inc. - Class "A"                                                            3,466,700         204
    52,390  * MEMC Electronic Materials, Inc.                                                      704,646          41
    20,250  * Microsemi Corporation                                                                329,873          19
   129,660    Microsoft Corporation                                                              3,133,882         184
     5,980  * NAVTEQ                                                                               259,233          15
    35,500  * Network Appliance, Inc.                                                              981,930          58
    74,560  * Opsware, Inc.                                                                        384,730          23
    38,420  * Research in Motion, Ltd.                                                           2,936,056         172
    28,300  * Salesforce.com, Inc.                                                                 424,217          25
    42,200  * SanDisk Corporation                                                                1,173,160          69
    25,300  * Semtech Corporation                                                                  452,111          27
    26,800  * Take-Two Interactive Software, Inc.                                                1,047,880          62
    34,720  * THQ, Inc.                                                                            977,021          57
     9,100  * Websense, Inc.                                                                       489,580          29
   210,850  * Yahoo!, Inc.                                                                       7,147,815         420
----------------------------------------------------------------------------------------------------------------------
                                                                                                53,404,946       3,138
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS ALL-CAP GROWTH FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials--.9%
    14,150    Arch Coal, Inc.                                                                     $608,591         $36
    22,200    Cameco Corporation                                                                   982,128          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,590,719          94
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.0%
   120,580  * American Tower Corporation - Class "A"                                             2,198,173         129
    77,370  * Crown Castle International Corporation                                             1,242,562          73
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,440,735         202
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $141,273,012)                                               162,022,281       9,521
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--4.7%
    $7,974M   UBS Securities, 2.66%, 3/31/05, to be
              repurchased at $7,974,589 on 4/1/05
              (collateralized by U.S. Treasury Bonds,
              6.875%, 8/15/25, valued at $8,156,977)
              (cost $7,974,000)                                                                  7,974,000         468
----------------------------------------------------------------------------------------------------------------------

Total Value of Investments (cost $149,247,012)                                        99.9%    169,996,281       9,989
Other Assets, Less Liabilities                                                          .1         179,371          11
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $170,175,652     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR American Depositary Receipts

See notes to financial statements


Fund Expenses
FIRST INVESTORS MID-CAP OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with the costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------
                                               Beginning       Ending
                                                Account        Account      Expenses Paid
                                                 Value          Value       During Period
                                               (10/1/04)      (3/31/05)   (10/1/04-3/31/05)*
---------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                         $1,000.00      $1,130.33       $7.75
Hypothetical
(5% annual return before expenses)             $1,000.00      $1,017.65       $7.34
---------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                         $1,000.00      $1,126.53      $11.45
Hypothetical
(5% annual return before expenses)             $1,000.00      $1,014.16      $10.85
---------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.46% for Class A shares and 2.16% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Health Care                                       16.9%
Consumer Discretionary                            16.3%
Financials                                        15.9%
Information Technology                            13.6%
Industrials                                       11.7%
Energy                                            10.6%
Consumer Staples                                   5.8%
Materials                                          3.9%
Other                                              2.3%
Utilities                                          2.0%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.9%
              Consumer Discretionary--16.3%
    75,000    American Axle & Manufacturing Holdings, Inc.                                      $1,837,500         $46
    54,400    American Eagle Outfitters, Inc.                                                    1,607,520          40
    70,000    Applebee's International, Inc.                                                     1,929,200          49
   105,000    Blockbuster, Inc. - Class "A"                                                        927,150          23
    60,000    BorgWarner, Inc.                                                                   2,920,800          74
    70,000  * Chico's FAS, Inc.                                                                  1,978,200          50
   145,700    Claire's Stores, Inc.                                                              3,356,928          85
    45,000  * Coach, Inc.                                                                        2,548,350          64
   100,000  * Cost Plus, Inc.                                                                    2,688,000          68
   155,000  * GameStop Corporation - Class "A"                                                   3,434,800          87
    75,000  * Helen of Troy, Ltd.                                                                2,053,500          52
   115,000  * Hollywood Entertainment Corporation                                                1,514,550          38
    75,000    Kenneth Cole Productions, Inc. - Class "A"                                         2,185,500          55
    30,000    Lear Corporation                                                                   1,330,800          34
    80,000    Leggett & Platt, Inc.                                                              2,310,400          58
   100,000    Movado Group, Inc.                                                                 1,850,000          47
    55,000    Neiman Marcus Group, Inc. - Class "A"                                              5,033,050         127
   167,000  * Office Depot, Inc.                                                                 3,704,060          93
   111,400    Orient-Express Hotels, Ltd.                                                        2,907,540          73
   165,000  * Pacific Sunwear of California, Inc.                                                4,616,700         117
    56,100    Polo Ralph Lauren Corporation - Class "A"                                          2,176,680          55
    60,000  * Quiksilver, Inc.                                                                   1,741,800          44
    60,000    Regis Corporation                                                                  2,455,800          62
    50,000    Ross Stores, Inc.                                                                  1,457,000          37
    65,000    Tiffany & Company                                                                  2,243,800          57
    50,000    Tupperware Corporation                                                             1,018,000          26
   110,000  * Warnaco Group, Inc.                                                                2,644,400          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                64,472,028       1,628
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--5.8%
    30,000    Altria Group, Inc.                                                                 1,961,700          49
   190,000    Chiquita Brands International, Inc.                                                5,088,200         128
   140,000  * Herbalife, Ltd.                                                                    2,133,600          54
    58,900    Hormel Foods Corporation                                                           1,832,379          46
   190,000    Nu Skin Enterprises, Inc. - Class "A"                                              4,276,900         108
    60,000  * Performance Food Group Company                                                     1,660,800          42
   120,000  * Smithfield Foods, Inc.                                                             3,786,000          96
    70,000    Tootsie Roll Industries, Inc.                                                      2,100,000          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,839,579         576
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--10.5%
    40,000    Anadarko Petroleum Corporation                                                    $3,044,000         $77
   170,000    Chesapeake Energy Corporation                                                      3,729,800          94
    93,800    EOG Resources, Inc.                                                                4,571,812         115
   165,000  * Grant Prideco, Inc.                                                                3,986,400         101
   160,000    Patterson-UTI Energy, Inc.                                                         4,003,200         101
    80,000    Suncor Energy, Inc.                                                                3,216,800          81
   110,600  * Swift Energy Company                                                               3,145,464          79
   142,500    Talisman Energy, Inc.                                                              4,866,375         123
    77,500  * Transocean, Inc.                                                                   3,988,150         101
    50,000  * Weatherford International, Ltd.                                                    2,897,000          73
   133,333    XTO Energy, Inc.                                                                   4,378,656         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                41,827,657       1,055
----------------------------------------------------------------------------------------------------------------------
              Financials--15.9%
    40,000    Ambac Financial Group, Inc.                                                        2,990,000          75
    52,500    Astoria Financial Corporation                                                      1,328,250          34
    30,000    Bear Stearns Companies, Inc.                                                       2,997,000          76
    60,000    Brookline Bancorp, Inc.                                                              894,000          23
    45,000  * CapitalSource, Inc.                                                                1,035,000          26
    37,488    Citigroup, Inc.                                                                    1,684,711          43
    30,000    City National Corporation                                                          2,094,600          53
   135,000    Colonial BancGroup, Inc.                                                           2,770,200          70
   100,000  * Conseco, Inc.                                                                      2,042,000          51
    56,250    Doral Financial Corporation                                                        1,231,312          31
    78,400    Endurance Specialty Holdings, Ltd.                                                 2,966,656          75
    95,000    Hub International, Ltd.                                                            1,833,500          46
    75,000    Independence Community Bank Corporation                                            2,925,000          74
   175,000    Janus Capital Group, Inc.                                                          2,441,250          62
    55,000    KeyCorp                                                                            1,784,750          45
   100,000    Montpelier Re Holdings, Ltd.                                                       3,515,000          89
   111,666    New York Community Bancorp, Inc.                                                   2,027,855          51
   135,000    NewAlliance Bancshares, Inc.                                                       1,890,000          48
   154,432    North Fork Bancorporation, Inc.                                                    4,283,944         108
    44,400    PartnerRe, Ltd.                                                                    2,868,240          72
    60,900    Protective Life Corporation                                                        2,393,370          60
    40,000    Provident Financial Services, Inc.                                                   684,000          17
    52,000    SAFECO Corporation                                                                 2,532,920          64
   110,000    South Financial Group, Inc.                                                        3,359,400          85
   200,640    Sovereign Bancorp, Inc.                                                            4,446,182         112
    71,000  * TD Banknorth, Inc.                                                                 2,218,040          56
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    28,000    Zions Bancorporation                                                              $1,932,560         $49
----------------------------------------------------------------------------------------------------------------------
                                                                                                63,169,740       1,595
----------------------------------------------------------------------------------------------------------------------
              Health Care--16.9%
    94,150  * Accredo Health, Inc.                                                               4,181,201         106
    56,000    Aetna, Inc.                                                                        4,197,200         106
    35,000    AmerisourceBergen Corporation                                                      2,005,150          51
    75,000  * Aspreva Pharmaceuticals Corporation                                                1,091,250          27
    55,000    Beckman Coulter, Inc.                                                              3,654,750          92
    53,000    Biomet, Inc.                                                                       1,923,900          49
   125,000  * Caremark Rx, Inc.                                                                  4,972,500         126
   125,000  * Centene Corporation                                                                3,748,750          95
    54,000  * Charles River Laboratories International, Inc.                                     2,540,160          64
    95,000  * Community Health Systems, Inc.                                                     3,316,450          84
    43,000    DENTSPLY International, Inc.                                                       2,339,630          59
    10,000  * Express Scripts, Inc.                                                                871,900          22
    60,000  * Gilead Sciences, Inc.                                                              2,148,000          54
    70,000  * Henry Schein, Inc.                                                                 2,508,800          63
   200,000  * Human Genome Sciences, Inc.                                                        1,844,000          46
    65,000  * Humana, Inc.                                                                       2,076,100          52
    95,000  * Idenix Pharmaceuticals, Inc.                                                       1,885,750          48
    50,000  * Laboratory Corporation of America Holdings                                         2,410,000          61
    61,600  * Neurocrine Biosciences, Inc.                                                       2,344,496          59
    35,000  * PacifiCare Health Systems, Inc.                                                    1,992,200          50
    85,000  * Priority Healthcare Corporation - Class "B"                                        1,838,550          46
    80,000  * Thermo Electron Corporation                                                        2,023,200          51
    60,000  * Triad Hospitals, Inc.                                                              3,006,000          76
    65,000  * Waters Corporation                                                                 2,326,350          59
    44,000  * WellPoint, Inc.                                                                    5,515,400         139
----------------------------------------------------------------------------------------------------------------------
                                                                                                66,761,687       1,685
----------------------------------------------------------------------------------------------------------------------
              Industrials--11.7%
   165,000  * AGCO Corporation                                                                   3,011,250          76
    43,000    Avery Dennison Corporation                                                         2,662,990          67
    93,500    Chicago Bridge & Iron Company
              NV - NY Shares                                                                     4,116,805         104
    43,000  * ChoicePoint, Inc.                                                                  1,724,730          44
    41,000    FedEx Corporation                                                                  3,851,950          97
    55,000    IDEX Corporation                                                                   2,219,250          56
   125,000    Knoll, Inc.                                                                        2,085,000          53
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    30,000    L-3 Communications Holdings, Inc.                                                 $2,130,600         $54
    67,000    Manpower, Inc.                                                                     2,915,840          74
    91,400    Masco Corporation                                                                  3,168,838          80
    65,000  * Mobile Mini, Inc.                                                                  2,626,650          66
    75,000    Northrop Grumman Corporation                                                       4,048,500         102
   225,000  * Pinnacle Airlines Corporation                                                      2,389,500          60
    30,900    Rockwell Automation, Inc.                                                          1,750,176          44
    79,300    SPX Corporation                                                                    3,432,104          87
    57,600    United Defense Industries, Inc.                                                    4,228,992         107
----------------------------------------------------------------------------------------------------------------------
                                                                                                46,363,175       1,171
----------------------------------------------------------------------------------------------------------------------
              Information Technology--13.6%
   113,000    Amphenol Corporation - Class "A"                                                   4,185,520         106
    37,500  * CheckFree Corporation                                                              1,528,500          38
   125,000  * Comverse Technology, Inc.                                                          3,152,500          79
    35,000  * DST Systems, Inc.                                                                  1,616,300          41
   100,000  * Electronics for Imaging, Inc.                                                      1,784,000          45
    71,250    Fair Isaac Corporation                                                             2,453,850          62
   175,000  * Ingram Micro, Inc. - Class "A"                                                     2,917,250          74
    27,900  * International Rectifier Corporation                                                1,269,450          32
   105,000    Intersil Corporation - Class "A"                                                   1,818,600          46
    62,500  * Intuit, Inc.                                                                       2,735,625          69
   120,000  * Manhattan Associates, Inc.                                                         2,444,400          62
   110,000  * McAfee, Inc.                                                                       2,481,600          63
   180,000  * Novatel Wireless, Inc.                                                             1,935,000          49
    70,000  * Novellus Systems, Inc.                                                             1,871,100          47
    90,000  * palmOne, Inc.                                                                      2,284,200          58
   125,000  * Paxar Corporation                                                                  2,667,500          67
   150,000  * Polycom, Inc.                                                                      2,542,500          64
    30,000  * SanDisk Corporation                                                                  834,000          21
    60,000  * Storage Technology Corporation                                                     1,848,000          47
    75,600  * SunGard Data Systems, Inc.                                                         2,608,200          66
   165,000  * Sybase, Inc.                                                                       3,045,900          77
   100,000  * Tellabs, Inc.                                                                        730,000          18
   160,000  * VERITAS Software Corporation                                                       3,715,200          94
   125,000  * Vishay Intertechnology, Inc.                                                       1,553,750          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                54,022,945       1,364
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials--3.9%
    60,000    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                  $2,376,600         $60
    60,000    Georgia-Pacific Corporation                                                        2,129,400          54
    65,000    Louisiana-Pacific Corporation                                                      1,634,100          41
    60,000    Lubrizol Corporation                                                               2,438,400          62
    80,000    MeadWestvaco Corporation                                                           2,545,600          64
    50,000    Praxair, Inc.                                                                      2,393,000          60
   150,000    Sappi, Ltd. (ADR)                                                                  1,845,000          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,362,100         388
----------------------------------------------------------------------------------------------------------------------
              Other--2.3%
    75,000    MidCap SPDR Trust - Series "1"                                                     9,027,000         228
----------------------------------------------------------------------------------------------------------------------
              Utilities--2.0%
    59,500    AGL Resources, Inc.                                                                2,078,335          53
    35,000    Equitable Resources, Inc.                                                          2,010,400          51
    50,000    SCANA Corporation                                                                  1,911,000          48
    57,000    Wisconsin Energy Corporation                                                       2,023,500          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,023,235         203
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $306,262,874)                                               391,869,146       9,893
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--.6%
    $2,600M   Tennessee Valley Authority, 2.67%, 4/28/05
              (cost $2,594,793)                                                                  2,594,793          66
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.4%
     1,400M   New York Times Co., 2.74%, 4/4/05
              (cost $1,399,680)                                                                  1,399,680          35
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $310,257,347)                                        99.9%    395,863,619       9,994
Other Assets, Less Liabilities                                                          .1         231,588           6
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $396,095,207     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR American Depositary Receipts


Fund Expenses
FIRST INVESTORS SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with the costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------
                                               Beginning       Ending
                                                Account        Account      Expenses Paid
                                                 Value          Value       During Period
                                               (10/1/04)      (3/31/05)   (10/1/04-3/31/05)*
---------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                         $1,000.00      $1,116.38         $8.23
Hypothetical
(5% annual return before expenses)             $1,000.00      $1,017.15         $7.85
---------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                         $1,000.00      $1,111.97        $11.90
Hypothetical
(5% annual return before expenses)             $1,000.00      $1,013.66        $11.35
---------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.56% for Class A shares and 2.26% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Industrials                                       18.8%
Information Technology                            17.8%
Consumer Discretionary                            13.9%
Health Care                                       12.1%
Energy                                             9.2%
Utilities                                          5.9%
Financials                                         5.5%
Telecommunication Services                         4.9%
Consumer Staples                                   4.4%
Other                                              3.4%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on the total value of investments.

Board Considerations of Advisory Contracts and Fees
FIRST INVESTORS SPECIAL SITUATIONS FUND

The Board of Trustees of the First Investors Series Fund approved a Subadvisory Agreement ("Subadvisory Agreement") among First Investors Management Company, Inc. ("FIMCO"), Paradigm Capital Management, Inc. ("PCM"), and the First Investors Series Fund for Special Situations Fund ("the Fund") at its meeting on November 18, 2004.

The Board considered several factors when evaluating PCM and in approving the Subadvisory Agreement, including PCM's experience in managing assets in the small cap value style, its reputation, the past performance of an account managed by PCM in the small cap value style, its overall capabilities to perform the services under the Subadvisory Agreement and its willingness to perform those services for the Fund. The material factors considered by the Board included, but were not limited to the following.

* Discussion of the nature, extent, and quality of the services to be provided by PCM. The Board proposed that PCM manage the investment operations and the assets of the Fund, subject to supervision by FIMCO and the Board. In determining that PCM's services would benefit the Fund, the Board considered that PCM's investment process, including its value-oriented style and the background and experience of the portfolio management team, could enhance the performance of the Fund. In addition, the Board considered PCM's investment resources and the adequacy of its compliance program.

* Discussion of the performance of the Fund and PCM. The Board evaluated the Fund's performance relative to PCM's performance record for a small cap value managed account during the previous three calendar years since inception and for the one, two, and three year periods ended October 31, 2004. The Board noted that the performance of the PCM managed account was better than relevant indices for most of the time periods presented, including since inception and year-to-date performance periods.

* Discussion of the costs of the services to be provided and profits to be realized by PCM and its affiliates from the relationship with the Fund. The Board considered the representation from PCM that the fee schedule in the Subadvisory Agreement is lower than the fee schedule for PCM's other subadvisory relationships. Since the subadvisory relationship with PCM is new, the Board did not consider the costs of the services to be provided and profits to be realized by PCM and its affiliates from the relationship with the Fund.

* Discussion of the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board noted that the fee paid to PCM is paid by FIMCO and not the Fund. However, the Board considered that FIMCO negotiated "breakpoints" in PCM's fee based on the levels of assets in the Fund and FIMCO's representation that it would not benefit economically from the proposed fee arrangement with PCM.

* Discussion of the comparisons of the amounts to be paid under the Subadvisory Agreement with those under contracts between PCM and its other clients. The Board considered PCM's representation that the fee schedule for the Fund under the Subadvisory Agreement is lower than the fee schedule for PCM's other subadvisory relationships, which include a registered investment company and other institutional investors.

* Discussion of the benefits to be derived by PCM from the relationship with the Fund. The Board considered the benefits accruing to PCM as a result of the subadvisory relationship with the Fund, including materially expanding the level of assets under management by PCM and potentially increased opportunities for soft dollar arrangements. The term soft dollars generally refers to arrangements where an investment adviser purchases brokerage and research services provided by broker-dealers with commissions from its clients' securities transactions.

Portfolio of Investments
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--96.8%
              Consumer Discretionary--13.8%
    99,800    Arbitron, Inc.                                                                    $4,281,420        $188
   124,500    Catalina Marketing Corporation                                                     3,224,550         142
   143,700    Dillard's, Inc. - Class "A"                                                        3,865,530         170
   119,200    Foot Locker, Inc.                                                                  3,492,560         153
   182,400    Journal Communications, Inc.                                                       3,018,720         133
    55,700    Media General, Inc.                                                                3,445,045         151
   117,900  * Quiksilver, Inc.                                                                   3,422,637         150
    73,600    Sherwin-Williams Company                                                           3,237,664         142
   115,300  * Zale Corporation                                                                   3,426,716         151
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,414,842       1,380
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--4.4%
   115,000    Flower Foods, Inc.                                                                 3,244,150         142
    79,800    Lancaster Colony Corporation                                                       3,395,490         149
   112,908    Tootsie Roll Industries, Inc.                                                      3,387,240         149
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,026,880         440
----------------------------------------------------------------------------------------------------------------------
              Energy--9.2%
    68,300    Ashland, Inc.                                                                      4,608,201         202
   161,800    Chesapeake Energy Corporation                                                      3,549,892         156
    41,500    Kerr-McGee Corporation                                                             3,250,695         143
    55,300    Overseas Shipholding Group, Inc.                                                   3,478,923         153
    76,700  * Swift Energy Company                                                               2,181,348          96
   102,400  * Tesoro Corporation                                                                 3,790,848         166
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,859,907         916
----------------------------------------------------------------------------------------------------------------------
              Financials--5.4%
   121,500    Commerce Bancorp, Inc.                                                             3,945,105         173
    51,800    HCC Insurance Holdings, Inc.                                                       1,873,088          82
   174,900    MoneyGram International, Inc.                                                      3,303,861         145
    66,400    U.S.B. Holding Company, Inc.                                                       1,473,416          64
    43,300    Westcorp, Inc.                                                                     1,829,425          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,424,895         544
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.0%
   142,100  * AmSurg Corporation                                                                 3,595,130         158
   442,000  * BioScrip, Inc.                                                                     2,665,260         117
   102,200  * Humana, Inc.                                                                       3,264,268         143
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
   103,200  * LabOne, Inc.                                                                      $3,558,336        $156
    83,000  * Lincare Holdings, Inc.                                                             3,671,090         161
   102,200  * Magellan Health Services, Inc.                                                     3,479,910         153
   107,000    Matthews International Corporation - Class "A"                                     3,505,320         154
   151,600    West Pharmaceutical Services, Inc.                                                 3,623,240         159
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,362,554       1,201
----------------------------------------------------------------------------------------------------------------------
              Industrials--18.7%
   120,200    Angelica Corporation                                                               3,365,600         148
    32,000    Curtiss-Wright Corporation                                                         1,824,000          80
   147,200  * Dycom Industries, Inc.                                                             3,384,128         149
    79,200    HNI Corporation                                                                    3,560,040         156
    63,800  * Jacobs Engineering Group, Inc.                                                     3,312,496         146
   175,100  * Kansas City Southern                                                               3,372,426         148
    86,200  * NCI Building Systems, Inc.                                                         3,327,320         146
    46,500    Oshkosh Truck Corporation                                                          3,812,535         167
   121,700    United Industrial Corporation                                                      3,604,754         158
   179,200    Wabtec Corporation                                                                 3,671,808         161
    70,400  * Washington Group International, Inc.                                               3,167,296         139
   124,900    Watson Wyatt & Company Holdings                                                    3,397,280         149
    38,400    Woodward Governor Company                                                          2,753,280         121
----------------------------------------------------------------------------------------------------------------------
                                                                                                42,552,963       1,868
----------------------------------------------------------------------------------------------------------------------
              Information Technology--17.7%
   192,000  * Avnet, Inc.                                                                        3,536,640         155
   107,300  * Cabot Microelectronics Corporation                                                 3,367,074         148
   230,100  * Convergys Corporation                                                              3,435,393         151
   159,600  * eFunds Corporation                                                                 3,562,272         157
    99,000    Imation Corporation                                                                3,440,250         151
   123,400  * Intergraph Corporation                                                             3,555,154         156
    78,500  * International Rectifier Corporation                                                3,571,750         157
   269,600  * MEMC Electronic Materials, Inc.                                                    3,626,120         159
   144,800  * Overland Storage, Inc.                                                             2,125,664          93
    89,600  * Rogers Corporation                                                                 3,584,000         157
   389,600  * Tyler Technologies, Inc.                                                           2,964,856         130
    93,100  * Varian Semiconductor Equipment
              Associates, Inc.                                                                   3,538,731         156
----------------------------------------------------------------------------------------------------------------------
                                                                                                40,307,904       1,770
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials--1.5%
   147,300  * Pactiv Corporation                                                                $3,439,455        $151
----------------------------------------------------------------------------------------------------------------------
              Other--3.3%
   121,900    iShares Russell 2000 Growth Index                                                  7,618,750         334
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--4.9%
    95,800    CenturyTel, Inc.                                                                   3,146,072         138
   333,500  * Premiere Global Services, Inc.                                                     3,775,220         166
    51,300    Telephone & Data Systems, Inc.                                                     4,186,080         184
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,107,372         488
----------------------------------------------------------------------------------------------------------------------
              Utilities--5.9%
   121,300    Atmos Energy Corporation                                                           3,275,100         144
   261,800  * CMS Energy Corporation                                                             3,413,872         150
   185,200    Duquesne Light Holdings, Inc.                                                      3,318,784         146
   160,100    Pepco Holdings, Inc.                                                               3,360,499         147
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,368,255         587
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $206,979,010)                                               220,483,777       9,679
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--2.6%
              Federal Home Loan Bank:
    $3,000M   2.42%, 4/4/05                                                                      2,999,395         132
     3,000M   2.58%, 4/5/05                                                                      2,999,140         132
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government
Agency Obligations (cost $5,998,535)                                                             5,998,535         264
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $212,977,545)                                        99.4%    226,482,312       9,943
Other Assets, Less Liabilities                                                          .6       1,301,846          57
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $227,784,158     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements


Fund Expenses
FIRST INVESTORS FOCUSED EQUITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with the costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------
                                               Beginning       Ending
                                                Account        Account      Expenses Paid
                                                 Value          Value       During Period
                                               (10/1/04)      (3/31/05)   (10/1/04-3/31/05)*
---------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                         $1,000.00      $1,055.93         $8.92
Hypothetical
(5% annual return before expenses)             $1,000.00      $1,016.25         $8.75
---------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                         $1,000.00      $1,053.69        $12.49
Hypothetical
(5% annual return before expenses)             $1,000.00      $1,012.76        $12.24
---------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.74% for Class A shares and 2.44% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Information Technology                            16.3%
Financials                                        16.0%
Health Care                                       16.0%
Industrials                                       15.2%
Energy                                            10.3%
Consumer Discretionary                             9.5%
Consumer Staples                                   9.5%
Materials                                          4.2%
Telecommunication Services                         2.0%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS FOCUSED EQUITY FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--99.1%
              Consumer Discretionary--9.5%
    23,900  * Comcast Corporation - Special Class "A"                                             $798,260        $137
    23,100    Lowe's Companies, Inc.                                                             1,318,779         227
   142,300  * Time Warner, Inc.                                                                  2,497,365         429
    25,400    Viacom, Inc. - Class "B"                                                             884,682         152
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,499,086         945
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.5%
    20,800    Altria Group, Inc.                                                                 1,360,112         234
    16,200    General Mills, Inc.                                                                  796,230         137
    28,700    PepsiCo, Inc.                                                                      1,521,961         262
    35,300    Procter & Gamble Company                                                           1,870,900         321
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,549,203         954
----------------------------------------------------------------------------------------------------------------------
              Energy--10.3%
    25,800    ConocoPhillips                                                                     2,782,272         478
    21,000    GlobalSantaFe Corporation                                                            777,840         134
     9,200    Noble Energy, Inc.                                                                   625,784         107
    25,900    Schlumberger, Ltd.                                                                 1,825,432         314
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,011,328       1,033
----------------------------------------------------------------------------------------------------------------------
              Financials--16.0%
    13,220    American International Group, Inc.                                                   732,520         126
    51,700    Bank of America Corporation                                                        2,279,970         392
    52,000    Citigroup, Inc.                                                                    2,336,880         402
     5,000    Golden West Financial Corporation                                                    302,500          52
    27,200    Merrill Lynch & Company, Inc.                                                      1,539,520         264
    13,600    Principal Financial Group, Inc.                                                      523,464          90
    28,984    St. Paul Travelers Companies, Inc.                                                 1,064,582         183
    12,700    State Street Corporation                                                             555,244          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,334,680       1,604
----------------------------------------------------------------------------------------------------------------------
              Health Care--16.0%
    34,000    Abbott Laboratories                                                                1,585,080         272
    30,000    Baxter International, Inc.                                                         1,019,400         175
    16,300    Eli Lilly & Company                                                                  849,230         146
    11,200  * Genzyme Corporation                                                                  641,088         110
    12,600    HCA, Inc.                                                                            674,982         116
    27,600    Medtronic, Inc.                                                                    1,406,220         242
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    39,500    Pfizer, Inc.                                                                      $1,037,665        $178
    47,500    Schering-Plough Corporation                                                          862,125         148
    28,900    Wyeth                                                                              1,219,002         210
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,294,792       1,597
----------------------------------------------------------------------------------------------------------------------
              Industrials--15.2%
    17,100    Boeing Company                                                                       999,666         172
     5,500    Caterpillar, Inc.                                                                    502,920          86
    11,600    CSX Corporation                                                                      483,140          83
     9,300    General Dynamics Corporation                                                         995,565         171
    61,600    General Electric Company                                                           2,221,296         382
    11,300    Ingersoll-Rand Company - Class "A"                                                   900,045         155
    44,300    Tyco International, Ltd.                                                           1,497,340         257
    12,500    United Technologies Corporation                                                    1,270,750         218
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,870,722       1,524
----------------------------------------------------------------------------------------------------------------------
              Information Technology--16.4%
    35,000    Analog Devices, Inc.                                                               1,264,900         217
    54,500  * Cisco Systems, Inc.                                                                  975,005         168
    19,700    Computer Associates International, Inc.                                              533,870          92
    30,400  * Dell, Inc.                                                                         1,167,968         201
     6,200  * Electronic Arts, Inc.                                                                321,036          55
    26,200    First Data Corporation                                                             1,029,922         177
   110,100    Microsoft Corporation                                                              2,661,117         457
    25,700    Texas Instruments, Inc.                                                              655,093         113
    26,600  * Yahoo!, Inc.                                                                         901,740         155
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,510,651       1,635
----------------------------------------------------------------------------------------------------------------------
              Materials--4.2%
    13,900    Air Products & Chemicals, Inc.                                                       879,731         151
    31,000    Du Pont (E.I.) de Nemours & Company                                                1,588,440         273
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,468,171         424
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.0%
    40,000  * Nextel Communications, Inc. - Class "A"                                            1,136,800         195
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $53,674,958)                                                 57,675,433       9,911
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS FOCUSED EQUITY FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--.9%
      $546M   UBS Securities, 2.66%, dated 3/31/05,
              to be repurchased at $546,040 on 4/1/05
              (collateralized by U.S. Treasury Bonds,
              6.125%, 8/15/29, valued at $558,945)
              (cost $546,000)                                                                     $546,000         $93
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $54,220,958)                                        100.0%     58,221,433      10,004
Excess of Liabilities Over Other Assets                                                 .0         (26,991)         (4)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $58,194,442     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements


Fund Expenses
FIRST INVESTORS GLOBAL FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with the costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------
                                               Beginning       Ending
                                                Account        Account      Expenses Paid
                                                 Value          Value       During Period
                                               (10/1/04)      (3/31/05)   (10/1/04-3/31/05)*
---------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                         $1,000.00       $1,092.75        $9.24
Hypothetical
(5% annual return before expenses)             $1,000.00       $1,016.10        $8.90
---------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                         $1,000.00       $1,088.77       $12.86
Hypothetical
(5% annual return before expenses)             $1,000.00       $1,012.61       $12.39
---------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.77% for Class A shares and 2.47% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN COUNTRIES

(BAR CHART DATA:)

United States                                     50.7%
Japan                                              9.0%
France                                             8.8%
United Kingdom                                     7.7%
Canada                                             4.1%
Switzerland                                        3.3%
Netherlands                                        2.2%
Germany                                            2.2%
Italy                                              1.9%
Sweden                                             1.7%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.8%
              United States--49.4%
    53,600    Abbott Laboratories                                                               $2,498,832        $105
    41,100    Air Products & Chemicals, Inc.                                                     2,601,219         109
    49,500    Alcoa, Inc.                                                                        1,504,305          63
    31,900    Altria Group, Inc.                                                                 2,085,941          88
    11,700    American Express Company                                                             601,029          25
    19,753    American International Group, Inc.                                                 1,094,514          46
    84,100    Bank of America Corporation                                                        3,708,810         156
    31,800    Baxter International, Inc.                                                         1,080,564          45
    25,500    Boeing Company                                                                     1,490,730          63
    16,200  * Cablevision Systems Corporation
              Group - Class "A"                                                                    454,410          19
     8,300    Caterpillar, Inc.                                                                    758,952          32
    82,100  * Cisco Systems, Inc.                                                                1,468,769          62
    68,200  * Citadel Broadcasting Corporation                                                     936,386          39
    78,749    Citigroup, Inc.                                                                    3,538,980         149
    30,400  * Comcast Corporation - Class "A"                                                    1,015,360          43
    29,800    Computer Associates International, Inc.                                              807,580          34
    39,400    ConocoPhillips                                                                     4,248,896         179
    22,600    CSX Corporation                                                                      941,290          40
    45,300  * Dell, Inc.                                                                         1,740,426          73
    40,000    DuPont (E.I.) de Nemours & Company                                                 2,049,600          86
    20,900  * Electronic Arts, Inc.                                                              1,082,202          46
    23,700    Eli Lilly & Company                                                                1,234,770          52
     2,800    FedEx Corporation                                                                    263,060          11
    39,300    First Data Corporation                                                             1,544,883          65
    38,100  * Fiserv, Inc.                                                                       1,516,380          64
    17,000    Franklin Resources, Inc.                                                           1,167,050          49
     9,700    Freddie Mac                                                                          613,040          26
    14,300    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                     566,423          24
    31,200    Gap, Inc.                                                                            681,408          29
     9,100    General Dynamics Corporation                                                         974,155          41
    93,000    General Electric Company                                                           3,353,580         141
    17,300    General Mills, Inc.                                                                  850,295          36
    33,300  * Genzyme Corporation                                                                1,906,092          80
    18,200    Gillette Company                                                                     918,736          39
    54,800    GlobalSantaFe Corporation                                                          2,029,792          85
    17,300    Golden West Financial Corporation                                                  1,046,650          44
    29,800    HCA, Inc.                                                                          1,596,386          67
    40,000  * Health Net, Inc.                                                                   1,308,400          55
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
    26,100    Ingersoll-Rand Company, Ltd. - Class "A"                                          $2,078,865         $87
    52,760    Intel Corporation                                                                  1,225,615          51
    22,600    Kellogg Company                                                                      977,902          41
    29,100  * Lamar Advertising Company - Class "A"                                              1,172,439          49
    34,800    Lowe's Companies, Inc.                                                             1,986,732          84
    29,900    Market 2000+ Holders Trust                                                         1,606,826          68
    15,800    Maxim Integrated Products, Inc.                                                      645,746          27
    41,300    Medtronic, Inc.                                                                    2,104,235          89
    39,900    Merrill Lynch & Company, Inc.                                                      2,258,340          95
    26,500    Michaels Stores, Inc.                                                                961,950          40
   165,700    Microsoft Corporation                                                              4,004,969         168
    29,700    Motorola, Inc.                                                                       444,609          19
    59,900  * Nextel Communications, Inc. - Class "A"                                            1,702,358          72
    49,100    Noble Energy, Inc.                                                                 3,339,782         140
    33,500    Northern Trust Corporation                                                         1,455,240          61
    42,700    PepsiCo, Inc.                                                                      2,264,381          95
    52,625    Pfizer, Inc.                                                                       1,382,459          58
    30,500    PG&E Corporation                                                                   1,040,050          44
    67,500  * Polycom, Inc.                                                                      1,144,125          48
    11,800    Precision Castparts Corporation                                                      908,718          38
    21,400    Principal Financial Group, Inc.                                                      823,686          35
    35,100    Procter & Gamble Company                                                           1,860,300          78
    19,400    Rockwell Collins, Inc.                                                               923,246          39
    40,100  * Safeway, Inc.                                                                        743,053          31
   123,400    Schering-Plough Corporation                                                        2,239,710          94
    25,200    Schlumberger, Ltd.                                                                 1,776,096          75
    42,825    St. Paul Travelers Companies, Inc.                                                 1,572,962          66
    26,900    Staples, Inc.                                                                        845,467          36
    10,100    State Street Corporation                                                             441,572          19
    60,200    Symbol Technologies, Inc.                                                            872,298          37
    51,400    Texas Instruments, Inc.                                                            1,310,186          55
   206,800  * Time Warner, Inc.                                                                  3,629,340         153
    66,500    Tyco International, Ltd.                                                           2,247,700          95
    19,100    United Technologies Corporation                                                    1,941,706          82
    39,200    Viacom, Inc. - Class "B"                                                           1,365,336          57
    11,700    Wal-Mart Stores, Inc.                                                                586,287          25
    41,000    Wyeth                                                                              1,729,380          73
    40,100  * Yahoo!, Inc.                                                                       1,359,390          57
    16,700    Zions Bancorporation                                                               1,152,634          48
----------------------------------------------------------------------------------------------------------------------
                                                                                               117,405,585       4,939
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Japan--9.0%
    46,000    Canon, Inc.                                                                       $2,472,887        $104
    50,000    Eisai Company, Ltd.                                                                1,701,571          72
    44,100    Electric Power Development Company, Ltd.                                           1,360,602          57
    11,500    Fast Retailing Company, Ltd.                                                         697,784          29
       270    Japan Tobacco, Inc.                                                                3,003,927         126
     5,600    Keyence Corporation                                                                1,300,523          55
    10,300    Nidec Corporation                                                                  1,285,574          54
    10,900    ORIX Corporation                                                                   1,393,072          59
    56,000    Sankyo Company, Ltd.                                                               1,183,246          50
    29,600    Shin-Etsu Chemical Company, Ltd.                                                   1,123,560          47
    27,300    Sony Corporation                                                                   1,089,856          46
    23,200    Takeda Pharmaceutical Co., Ltd..                                                   1,108,377          47
    23,610    Takefuji Corporation                                                               1,593,719          67
       393  * UFJ Holdings, Inc.                                                                 2,072,289          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,386,987         900
----------------------------------------------------------------------------------------------------------------------
              France--8.8%
     9,200    Air Liquid SA                                                                      1,696,663          71
    46,367    Axa                                                                                1,238,358          52
    29,166    Essilor International SA                                                           2,113,231          89
    74,008    European Aeronautic Defence and
              Space Company                                                                      2,218,009          93
    63,583    France Telecom SA                                                                  1,908,878          80
    27,469    Sanofi - Aventis                                                                   2,322,284          98
    45,881    Societe Television Francaise 1                                                     1,454,950          61
   101,352    STMicroelectronics NV                                                              1,691,308          71
    10,344    Total SA                                                                           2,426,560         102
     2,353    Unibail                                                                              279,660          12
   116,400  * Vivendi Universal SA                                                               3,574,719         151
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,924,620         880
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--7.7%
    79,200    AstraZeneca PLC                                                                    3,121,846         131
   337,500    Centrica PLC                                                                       1,471,592          62
   345,254    EMI Group PLC                                                                      1,541,283          65
    54,571    Imperial Tobacco Group PLC                                                         1,432,307          60
       598  * mm 02 PLC (ADR)**                                                                     13,475           1
   105,339    Reckitt Benckiser PLC                                                              3,348,013         141
   105,508    Royal Bank of Scotland Group PLC                                                   3,357,372         141
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United Kingdom (continued)
   136,600    Vedanta Resources PLC                                                             $1,215,748         $51
 1,071,012    Vodafone Group PLC                                                                 2,843,431         120
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,345,067         772
----------------------------------------------------------------------------------------------------------------------
              Canada--4.1%
    53,800    Canadian Pacific Railway, Ltd.                                                     1,945,489          82
    21,217    EnCana Corporation                                                                 1,498,176          63
    38,400    Fairmont Hotels & Resorts, Inc.                                                    1,272,576          54
    49,600    Petro-Canada                                                                       2,880,026         121
    60,000    Talisman Energy, Inc.                                                              2,052,651          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,648,918         406
----------------------------------------------------------------------------------------------------------------------
              Switzerland--3.3%
     9,800    Nestle SA - Registered                                                             2,690,704         113
    14,530    Roche Holding AG - Genusscheine                                                    1,562,837          66
    29,900    UBS AG - Registered                                                                2,533,686         106
     6,642  * Zurich Financial Services AG - Registered                                          1,169,692          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,956,919         334
----------------------------------------------------------------------------------------------------------------------
              Netherlands--2.3%
    92,400    Aegon NV                                                                           1,250,109          52
    88,072  * ASML Holding NV                                                                    1,491,446          63
   310,800  * Koninklijke Ahold NV                                                               2,609,389         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,350,944         225
----------------------------------------------------------------------------------------------------------------------
              Germany--2.2%
    72,800  * Bayerische Hypo-und Vereinsbank AG                                                 1,783,479          75
   111,200  * Deutsche Telekom AG - Registered                                                   2,227,064          94
     9,635    Muenchener Rueckversicherungs -
              Gesellschaft AG - Registered                                                       1,160,798          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,171,341         218
----------------------------------------------------------------------------------------------------------------------
              Italy--1.9%
   269,540    Banca Intesa SpA                                                                   1,373,202          58
    88,070    Eni SpA                                                                            2,292,631          96
   108,300  * Geox SpA                                                                             945,851          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,611,684         194
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Sweden--1.7%
    27,850    AB SKF - Class "B"                                                                $1,306,853         $55
   111,580    Swedish Match AB                                                                   1,370,353          58
   483,070  * Telefonaktiebolaget LM
              Ericsson AB - Class "B"                                                            1,364,876          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,042,082         170
----------------------------------------------------------------------------------------------------------------------
              Taiwan--1.5%
    79,100    AU Optronics Corporation (ADR)                                                     1,159,606          49
   271,519    Taiwan Semiconductor Manufacturing
              Company, Ltd. (ADR)                                                                2,302,481          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,462,087         146
----------------------------------------------------------------------------------------------------------------------
              Hong Kong--1.4%
   324,000    Esprit Holdings, Ltd.                                                              2,212,107          93
   130,000    Sun Hung Kai Properties, Ltd.                                                      1,179,265          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,391,372         143
----------------------------------------------------------------------------------------------------------------------
              Spain--1.2%
   169,108    Banco Bilbao Vizcaya Argentaria SA                                                 2,760,445         116
----------------------------------------------------------------------------------------------------------------------
              Brazil--.7%
    27,200    Companhia Vale Do Rio Doce (ADR)                                                     859,792          36
    20,100    Petroleo Brasileiro SA - Petrobras (ADR)                                             888,018          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,747,810          73
----------------------------------------------------------------------------------------------------------------------
              Mexico--.7%
    48,100    Cemex SA de CV (ADR)                                                               1,743,625          73
----------------------------------------------------------------------------------------------------------------------
              Belgium--.5%
    31,183  * Belgacom SA                                                                        1,292,807          54
----------------------------------------------------------------------------------------------------------------------
              Turkey--.5%
    71,300    Turkcell Iletisim Hizmetleri AS (ADR)                                              1,217,804          51
----------------------------------------------------------------------------------------------------------------------
              Denmark--.5%
    24,320    Carlsberg A/S - Class "B"                                                          1,209,169          51
----------------------------------------------------------------------------------------------------------------------
              Ireland--.5%
    26,100  * Ryanair Holdings PLC (ADR)                                                         1,142,397          48
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
    Shares,                                                                                                   Invested
Warrants or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Indonesia--.5%
    59,200    PT Telekomunikasi Indonesia (ADR)                                                 $1,109,408         $47
----------------------------------------------------------------------------------------------------------------------
              Austria--.4%
    22,100    Wienerberger AG                                                                    1,008,436          42
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $204,003,522)                                               234,929,507       9,882
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              United States
     5,142  * Lucent Technologies, Inc. (expiring 12/10/07)
              (cost $0)                                                                              3,445          --
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.0%
              Brazil
    23,000  * Vale Do Rio Doce - Class "B" (cost $0)                                                   375          --
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.5%
    $3,531M   UBS Securities, 2.66%, dated 3/31/05, to be
              repurchased at $3,531,261 on 4/1/05
              (collateralized by U.S. Treasury Bonds,
              12%, 8/15/13, valued at $3,608,189)
              (cost $3,531,000)                                                                 3,531,000         149
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $207,534,522)                                       100.3%    238,464,327      10,031
Excess of Liabilities Over Other Assets                                                (.3)       (734,378)        (31)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $237,729,949     $10,000
======================================================================================================================

 * Non-income producing

** Security valued at fair value (see Note 1A)

   Summary of Abbreviations:
   ADR American Depositary Receipts

See notes to financial statements


Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2005

Sector diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                                           Percentage
Sector                                                                                  of Net Assets            Value
----------------------------------------------------------------------------------------------------------------------
Energy                                                                                            9.9%     $23,432,627
Pharmaceuticals & Biotechnology                                                                   9.2       21,991,404
Capital Goods                                                                                     8.1       19,210,950
Banks                                                                                             7.5       17,867,921
Food, Beverage & Tobacco                                                                          6.7       15,884,979
Diversified Financials                                                                            6.6       15,806,374
Media                                                                                             6.4       15,144,223
Materials                                                                                         5.6       13,361,310
Technology Hardware & Equipment                                                                   5.6       13,257,139
Telecommunication Services                                                                        5.2       12,315,224
Software & Services                                                                               4.3       10,315,404
Semiconductors & Semiconductor Equipment                                                          3.6        8,666,782
Health Care Equipment & Services                                                                  3.5        8,202,816
Insurance                                                                                         3.1        7,486,433
Retailing                                                                                         3.1        7,385,448
Household & Personal Products                                                                     2.6        6,127,049
Transportation                                                                                    1.8        4,292,236
Food & Staples Retailing                                                                          1.7        3,938,729
Utilities                                                                                         1.6        3,872,244
Consumer Durables & Apparel                                                                       0.9        2,035,708
Pooled Vehicle                                                                                    0.7        1,606,826
Real Estate                                                                                       0.6        1,458,925
Hotels, Restaurants & Leisure                                                                     0.5        1,272,576
Repurchase Agreement                                                                              1.5        3,531,000
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                      100.3      238,464,327
Excess of Liabilities Over Other Assets                                                           (.3)        (734,378)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                     100.0%     $237,729,949
======================================================================================================================

See notes to financial statements


This page intentionally left blank.

Statements of Assets and Liabilities
FIRST INVESTORS
March 31, 2005

------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL                                       GROWTH &          ALL-CAP
                                                        RETURN          VALUE        BLUE CHIP         INCOME           GROWTH
------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                              $258,976,164    $193,899,778    $379,603,715    $517,820,761    $149,247,012
                                                  ============    ============    ============    ============    ============
  At value (Note 1A)                              $293,764,144    $247,560,911    $482,469,036    $638,116,211    $169,996,281
Cash                                                   500,593       9,792,646         539,267       2,033,600          32,059
Receivables:
  Investment securities sold                         1,345,397         229,452       2,938,812       4,543,660         803,286
  Dividends and interest                             1,154,290         557,217         593,505         526,461          60,584
  Shares sold                                          667,973         924,817         334,869         858,507         257,214
Other assets                                            41,670          40,524          79,074         104,414          32,017
                                                  ------------    ------------    ------------    ------------    ------------
Total Assets                                       297,474,067     259,105,567     486,954,563     646,182,853     171,181,441
                                                  ------------    ------------    ------------    ------------    ------------
Liabilities
Payables:
  Investment securities purchased                    2,151,256         671,490       5,024,583       7,393,907         658,273
  Shares redeemed                                      362,131         236,686         957,469         698,541         174,614
  Dividends payable                                     17,220          14,007              --           8,227              --
Accrued advisory fees                                  188,024         163,152         312,083         396,418         109,263
Accrued shareholder servicing costs                     69,028          66,420         131,601         157,057          61,663
Accrued expenses                                         7,395              --              --              --           1,976
                                                  ------------    ------------    ------------    ------------    ------------
Total Liabilities                                    2,795,054       1,151,755       6,425,736       8,654,150       1,005,789
                                                  ------------    ------------    ------------    ------------    ------------
Net Assets                                        $294,679,013    $257,953,812    $480,528,827    $637,528,703    $170,175,652
                                                  ============    ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                   $279,055,344    $260,985,058    $499,164,564    $578,076,627    $160,780,723
Undistributed net investment income (deficit)         (360,175)        488,526       1,767,611       1,280,071        (372,241)
Accumulated net realized loss on investments
  and foreign currency transactions                (18,804,136)    (57,180,905)   (123,268,669)    (62,123,445)    (10,982,099)
Net unrealized appreciation in value
  of investments and foreign
  currency transactions                             34,787,980      53,661,133     102,865,321     120,295,450      20,749,269
                                                  ------------    ------------    ------------    ------------    ------------
Total                                             $294,679,013    $257,953,812    $480,528,827    $637,528,703    $170,175,652
                                                  ============    ============    ============    ============    ============
Net Assets:
  Class A                                         $257,364,786    $232,133,431    $423,311,638    $553,345,976    $148,515,983
  Class B                                          $37,314,227     $25,820,381     $57,217,189     $84,182,727     $21,659,669
Shares outstanding (Note 5):
  Class A                                           19,034,599      35,948,815      21,150,851      42,408,215      18,488,909
  Class B                                            2,799,008       4,059,543       3,045,403       6,745,534       2,780,564
Net asset value and redemption price
  per share - Class A                                   $13.52           $6.46          $20.01          $13.05           $8.03
                                                  ============    ============    ============    ============    ============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                              $14.34           $6.85          $21.23          $13.85           $8.52
                                                  ============    ============    ============    ============    ============
Net asset value and offering price per share -
  Class B (Note 5)                                      $13.33           $6.36          $18.79          $12.48           $7.79
                                                  ============    ============    ============    ============    ============


Statements of Assets and Liabilities
FIRST INVESTORS
March 31, 2005
--------------------------------------------------------------------------------------------------------------
                                                       MID-CAP         SPECIAL         FOCUSED
                                                   OPPORTUNITY      SITUATIONS          EQUITY          GLOBAL
--------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                              $310,257,347    $212,977,545     $54,220,958    $207,534,522
                                                  ============    ============    ============    ============
  At value (Note 1A)                              $395,863,619    $226,482,312     $58,221,433    $238,464,327
Cash                                                   915,239         818,946           4,407          31,614
Receivables:
  Investment securities sold                           582,809       2,539,524          37,396         224,144
  Dividends and interest                               177,068          81,459          53,457         543,717
  Shares sold                                          940,946         165,919          41,042         260,692
  Forward currency contracts (Note 4)                       --              --              --           9,252
Other assets                                            53,147          37,244          15,897          56,736
                                                  ------------    ------------    ------------    ------------
Total Assets                                       398,532,828     230,125,404      58,373,632     239,590,482
                                                  ------------    ------------    ------------    ------------
Liabilities
Payables:
  Investment securities purchased                    1,817,961       1,914,328              --       1,377,667
  Shares redeemed                                      247,800         200,049         111,973         181,919
  Dividends payable                                         --              --              --              --
Accrued advisory fees                                  251,075         146,907          37,859         205,070
Accrued shareholder servicing costs                    120,785          79,962          29,358          66,554
Accrued expenses                                            --              --              --          29,323
                                                  ------------    ------------    ------------    ------------
Total Liabilities                                    2,437,621       2,341,246         179,190       1,860,533
                                                  ------------    ------------    ------------    ------------
Net Assets                                        $396,095,207    $227,784,158     $58,194,442    $237,729,949
                                                  ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                   $312,684,832    $230,168,025     $79,156,717    $221,287,178
Undistributed net investment income (deficit)         (539,467)       (760,376)        167,287        (131,931)
Accumulated net realized loss on investments
  and foreign currency transactions                 (1,656,430)    (15,128,258)    (25,130,037)    (14,362,733)
Net unrealized appreciation in value
  of investments and foreign
  currency transactions                             85,606,272      13,504,767       4,000,475      30,937,435
                                                  ------------    ------------    ------------    ------------
Total                                             $396,095,207    $227,784,158     $58,194,442    $237,729,949
                                                  ============    ============    ============    ============
Net Assets:
  Class A                                         $343,391,359    $206,495,742     $48,293,164    $223,061,163
  Class B                                          $52,703,848     $21,288,416      $9,901,278     $14,668,786
Shares outstanding (Note 5):
  Class A                                           13,379,491      10,983,977       5,850,181      34,449,108
  Class B                                            2,217,436       1,232,051       1,249,209       2,442,660
Net asset value and redemption price
  per share - Class A                                   $25.67          $18.80           $8.25           $6.48
                                                  ============    ============    ============    ============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                              $27.24          $19.95           $8.75           $6.88
                                                  ============    ============    ============    ============
Net asset value and offering price per share -
  Class B (Note 5)                                      $23.77          $17.28           $7.93           $6.01
                                                  ============    ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements


Statements of Operations
FIRST INVESTORS
Six Months Ended March 31, 2005
------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL                                        GROWTH &         ALL-CAP
                                                        RETURN           VALUE       BLUE CHIP          INCOME          GROWTH
------------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividends                                         $2,291,558      $3,082,807      $5,372,062      $7,645,788        $920,002
  Interest                                           2,459,286         218,454         115,709          12,366          73,090
                                                  ------------    ------------    ------------    ------------    ------------
Total income                                         4,750,844       3,301,261       5,487,771       7,658,154         993,092
                                                  ------------    ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
  Advisory fees                                      1,312,783         877,223       2,083,125       2,251,525         619,339
  Distribution plan expenses - Class A                 370,259         313,848         643,145         799,678         215,330
  Distribution plan expenses - Class B                 183,760         123,469         301,329         424,049         108,018
  Shareholder servicing costs                          368,911         348,213         775,095         875,462         350,632
  Professional fees                                     18,116          20,350          33,441          30,439          18,060
  Custodian fees                                        14,529          12,484          29,811          24,668           7,838
  Registration fees                                     23,092          15,722          14,837          24,351          15,851
  Reports to shareholders                               18,189          11,215          36,568          15,673          15,839
  Directors/trustees' fees                               5,197           4,227           9,036          11,058           2,533
  Other expenses                                        25,815          17,854          50,719          52,756          12,990
                                                  ------------    ------------    ------------    ------------    ------------
Total expenses                                       2,340,651       1,744,605       3,977,106       4,509,659       1,366,430
Less: Expenses waived                                 (249,315)             --        (249,315)             --              --
      Expenses paid indirectly                          (7,060)         (7,290)         (7,631)         (7,006)         (1,097)
                                                  ------------    ------------    ------------    ------------    ------------
Net expenses                                         2,084,276       1,737,315       3,720,160       4,502,653       1,365,333
                                                  ------------    ------------    ------------    ------------    ------------
Net investment income (loss)                         2,666,568       1,563,946       1,767,611       3,155,501        (372,241)
                                                  ------------    ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency
  Transactions (Note 2):
Net realized gain on investments
  and foreign currency transactions                  5,771,957       2,634,961      16,696,639      21,477,193       6,800,666
Net unrealized appreciation (depreciation)
  of investments and foreign
  currency transactions                              5,529,298      15,458,840      14,690,307      22,046,686      (2,292,492)
                                                  ------------    ------------    ------------    ------------    ------------
Net gain on investments and foreign
  currency transactions                             11,301,255      18,093,801      31,386,946      43,523,879       4,508,174
                                                  ------------    ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting
  from Operations                                  $13,967,823     $19,657,747     $33,154,557     $46,679,380      $4,135,933
                                                  ============    ============    ============    ============    ============


Statements of Operations
FIRST INVESTORS
Six Months Ended March 31, 2005
--------------------------------------------------------------------------------------------------------------
                                                       MID-CAP         SPECIAL         FOCUSED
                                                   OPPORTUNITY      SITUATIONS          EQUITY          GLOBAL
--------------------------------------------------------------------------------------------------------------
Investment Income
  Dividends                                         $2,221,557      $1,037,619        $836,812      $1,954,802+
  Interest                                              72,636          48,425           9,313          68,607
                                                  ------------    ------------    ------------    ------------
Total income                                         2,294,193       1,086,044         846,125       2,023,409
                                                  ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
  Advisory fees                                      1,609,994       1,102,659         226,680       1,189,033
  Distribution plan expenses - Class A                 469,286         308,697          74,876         333,854
  Distribution plan expenses - Class B                 249,950         108,801          52,654          76,185
  Shareholder servicing costs                          651,151         465,477         169,815         385,785
  Professional fees                                     23,207          33,135           7,375          29,787
  Custodian fees                                        17,802          13,377           4,974          57,196
  Registration fees                                     16,267          23,638          16,311          27,839
  Reports to shareholders                               20,277          17,250           5,798          14,437
  Directors/trustees' fees                               4,902           4,136           1,125           5,463
  Other expenses                                        27,338          23,904           2,353          37,207
                                                  ------------    ------------    ------------    ------------
Total expenses                                       3,090,174       2,101,074         561,961       2,156,786
Less: Expenses waived                                 (249,315)       (249,315)             --              --
      Expenses paid indirectly                          (7,199)         (5,339)           (461)         (1,446)
                                                  ------------    ------------    ------------    ------------
Net expenses                                         2,833,660       1,846,420         561,500       2,155,340
                                                  ------------    ------------    ------------    ------------
Net investment income (loss)                          (539,467)       (760,376)        284,625        (131,931)
                                                  ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency
  Transactions (Note 2):
Net realized gain on investments
  and foreign currency transactions                 10,677,761      46,061,749       1,792,538      16,959,574
Net unrealized appreciation (depreciation)
  of investments and foreign
  currency transactions                             33,055,690     (21,097,559)      1,246,237       3,757,795
                                                  ------------    ------------    ------------    ------------
Net gain on investments and foreign
  currency transactions                             43,733,451      24,964,190       3,038,775      20,717,369
                                                  ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting
  from Operations                                  $43,193,984     $24,203,814      $3,323,400     $20,585,438
                                                  ============    ============    ============    ============

+ Net of $66,142 foreign taxes withheld

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL RETURN                       VALUE
                                                                  ----------------------------    ----------------------------
                                                                  10/1/2004 to    10/1/2003 to    10/1/2004 to    10/1/2003 to
                                                                     3/31/2005       9/30/2004       3/31/2005       9/30/2004
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                                      $2,666,568      $3,537,896      $1,563,946      $2,050,767
  Net realized gain on investments                                   5,771,957       8,318,115       2,634,961       4,056,548
  Net unrealized appreciation of investments                         5,529,298       8,527,394      15,458,840      25,404,854
                                                                  ------------    ------------    ------------    ------------
    Net increase in net assets resulting from operations            13,967,823      20,383,405      19,657,747      31,512,169
                                                                  ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income - Class A                                   (2,511,267)     (3,344,902)     (1,175,866)     (1,866,906)
  Net investment income - Class B                                     (250,550)       (318,565)        (56,379)       (112,863
                                                                  ------------    ------------    ------------    ------------
    Total dividends                                                 (2,761,817)     (3,663,467)     (1,232,245)     (1,979,769)
                                                                  ------------    ------------    ------------    ------------
Share Transactions*
  Class A:
    Proceeds from shares sold                                       30,463,743      67,816,731      41,912,037      51,007,936
    Reinvestment of dividends                                        2,470,502       3,288,426       1,147,573       1,814,820
    Cost of shares redeemed                                        (16,493,574)    (31,026,815)    (12,379,951)    (19,645,255
                                                                  ------------    ------------    ------------    ------------
                                                                    16,440,671      40,078,342      30,679,659      33,177,501
                                                                  ------------    ------------    ------------    ------------
  Class B:
    Proceeds from shares sold                                        2,641,844       9,344,252       2,834,506       5,777,938
    Reinvestment of dividends                                          248,959         316,238          55,835         111,791
    Cost of shares redeemed                                         (2,674,356)     (4,776,454)     (2,394,430)     (4,941,142)
                                                                  ------------    ------------    ------------    ------------
                                                                       216,447       4,884,036         495,911         948,587
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) from share transactions                 16,657,118      44,962,378      31,175,570      34,126,088
                                                                  ------------    ------------    ------------    ------------
    Net increase in net assets                                      27,863,124      61,682,316      49,601,072      63,658,488

Net Assets
  Beginning of period                                              266,815,889     205,133,573     208,352,740     144,694,252
                                                                  ------------    ------------    ------------    ------------
  End of period+                                                  $294,679,013    $266,815,889    $257,953,812    $208,352,740
                                                                  ============    ============    ============    ============

+ Includes undistributed net investment income (deficit) of          $(360,175)      $(264,926)       $488,526        $156,825
                                                                  ============    ============    ============    ============

*Shares Issued and Redeemed
  Class A:
    Sold                                                             2,262,026       5,268,212       6,660,921       8,950,654
    Issued for dividends reinvested                                    181,325         252,536         178,445         310,958
    Redeemed                                                        (1,223,846)     (2,410,468)     (1,969,576)     (3,441,839)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in Class A shares outstanding            1,219,505       3,110,280       4,869,790       5,819,773
                                                                  ============    ============    ============    ============
  Class B:
    Sold                                                               199,997         737,727         460,314       1,032,020
    Issued for dividends reinvested                                     18,519          24,614           8,814          19,427
    Redeemed                                                          (202,439)       (375,421)       (389,017)       (882,554)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in Class B shares outstanding               16,077         386,920          80,111         168,893
                                                                  ============    ============    ============    ============


Statements of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------------------------------------------------------------------------------------
                                                                           BLUE CHIP                     GROWTH & INCOME
                                                                  ----------------------------    ----------------------------
                                                                  10/1/2004 to    10/1/2003 to    10/1/2004 to    10/1/2003 to
                                                                     3/31/2005       9/30/2004       3/31/2005       9/30/2004
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                                      $1,767,611       $(283,785)     $3,155,501      $2,341,691
  Net realized gain on investments                                  16,696,639      25,571,788      21,477,193      36,796,326
  Net unrealized appreciation of investments                        14,690,307      14,361,975      22,046,686      27,753,508
                                                                  ------------    ------------    ------------    ------------
    Net increase in net assets resulting from operations            33,154,557      39,649,978      46,679,380      66,891,525
                                                                  ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income - Class A                                           --              --      (2,817,255)     (1,198,784)
  Net investment income - Class B                                           --              --        (201,082)             --
                                                                  ------------    ------------    ------------    ------------
    Total dividends                                                         --              --      (3,018,337)     (1,198,784)
                                                                  ------------    ------------    ------------    ------------
Share Transactions*
  Class A:
    Proceeds from shares sold                                       22,952,010      59,861,560      51,553,252     105,331,802
    Reinvestment of dividends                                               --              --       2,784,314       1,186,897
    Cost of shares redeemed                                        (43,129,366)    (62,755,398)    (37,552,728)    (63,168,639)
                                                                  ------------    ------------    ------------    ------------
                                                                   (20,177,356)     (2,893,838)     16,784,838      43,350,060
                                                                  ------------    ------------    ------------    ------------
  Class B:
    Proceeds from shares sold                                        2,004,799       8,311,100       4,459,244      14,981,290
    Reinvestment of dividends                                               --              --         200,260              --
    Cost of shares redeemed                                         (9,779,691)    (15,084,253)     (9,936,356)    (17,923,509)
                                                                  ------------    ------------    ------------    ------------
                                                                    (7,774,892)     (6,773,153)     (5,276,852)     (2,942,219)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) from share transactions                (27,952,248)     (9,666,991)     11,507,986      40,407,841
                                                                  ------------    ------------    ------------    ------------
    Net increase in net assets                                       5,202,309      29,982,987      55,169,029     106,100,582

Net Assets
  Beginning of period                                              475,326,518     445,343,531     582,359,674     476,259,092
                                                                  ------------    ------------    ------------    ------------
  End of period+                                                  $480,528,827    $475,326,518    $637,528,703    $582,359,674
                                                                  ============    ============    ============    ============

+ Includes undistributed net investment income (deficit) of         $1,767,611             $--      $1,280,071      $1,142,907
                                                                  ============    ============    ============    ============

*Shares Issued and Redeemed
  Class A:
    Sold                                                             1,156,532       3,172,176       4,021,823       8,833,243
    Issued for dividends reinvested                                         --              --         211,453          97,777
    Redeemed                                                        (2,175,666)     (3,335,866)     (2,929,318)     (5,290,872)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in Class A shares outstanding           (1,019,134)       (163,690)      1,303,958       3,640,148
                                                                  ============    ============    ============    ============
  Class B:
    Sold                                                               107,359         466,882         364,388       1,312,512
    Issued for dividends reinvested                                         --              --          15,843              --
    Redeemed                                                          (524,406)       (846,873)       (812,354)     (1,568,845)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in Class B shares outstanding             (417,047)       (379,991)       (432,123)       (256,333)
                                                                  ============    ============    ============    ============


Statements of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------------------------------------------------------------------------------------
                                                                          ALL-CAP GROWTH                MID-CAP OPPORTUNITY
                                                                  ----------------------------    ----------------------------
                                                                  10/1/2004 to    10/1/2003 to    10/1/2004 to    10/1/2003 to
                                                                     3/31/2005       9/30/2004       3/31/2005       9/30/2004
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                                       $(372,241)    $(1,549,253)      $(539,467)    $(1,639,804)
  Net realized gain on investments                                   6,800,666       3,952,080      10,677,761      20,378,683
  Net unrealized appreciation (depreciation) of investments         (2,292,492)     12,347,189      33,055,690      24,729,598
                                                                  ------------    ------------    ------------    ------------
    Net increase in net assets resulting from operations             4,135,933      14,750,016      43,193,984      43,468,477
                                                                  ------------    ------------    ------------    ------------
Share Transactions*
  Class A:
    Proceeds from shares sold                                       23,836,261      52,765,310      46,943,001      79,643,493
    Cost of shares redeemed                                         (9,274,948)    (11,769,360)    (18,305,721)    (31,414,210)
                                                                  ------------    ------------    ------------    ------------
                                                                    14,561,313      40,995,950      28,637,280      48,229,283
                                                                  ------------    ------------    ------------    ------------
  Class B:
    Proceeds from shares sold                                        2,079,047       6,200,445       4,453,563      11,173,893
    Cost of shares redeemed                                         (1,301,246)     (1,739,011)     (3,741,288)     (5,939,582)
                                                                  ------------    ------------    ------------    ------------
                                                                       777,801       4,461,434         712,275       5,234,311
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) from share transactions                 15,339,114      45,457,384      29,349,555      53,463,594
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                           19,475,047      60,207,400      72,543,539      96,932,071

Net Assets
  Beginning of period                                              150,700,605      90,493,205     323,551,668     226,619,597
                                                                  ------------    ------------    ------------    ------------
  End of period+                                                  $170,175,652    $150,700,605    $396,095,207    $323,551,668
                                                                  ============    ============    ============    ============

+ Includes undistributed net investment income (deficit) of          $(372,241)            $--       $(539,467)            $--
                                                                  ============    ============    ============    ============

*Shares Issued and Redeemed
  Class A:
    Sold                                                             2,920,654       6,871,429       1,907,816       3,631,663
    Redeemed                                                        (1,134,100)     (1,531,123)       (744,200)     (1,427,534)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in Class A shares outstanding            1,786,554       5,340,306       1,163,616       2,204,129
                                                                  ============    ============    ============    ============
  Class B:
    Sold                                                               262,103         827,213         194,834         548,606
    Redeemed                                                          (165,191)       (231,955)       (163,511)       (289,487)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in Class B shares outstanding               96,912         595,258          31,323         259,119
                                                                  ============    ============    ============    ============


Statements of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------------------------------------------------------------------------------------
                                                                        SPECIAL SITUATIONS                FOCUSED EQUITY
                                                                  ----------------------------    ----------------------------
                                                                  10/1/2004 to    10/1/2003 to    10/1/2004 to    10/1/2003 to
                                                                     3/31/2005       9/30/2004       3/31/2005       9/30/2004
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                                       $(760,376)    $(2,473,241)       $284,625       $(268,089)
  Net realized gain on investments                                  46,061,749      26,478,497       1,792,538       1,822,147
  Net unrealized appreciation (depreciation) of investments        (21,097,559)     (9,729,555)      1,246,237       3,279,568
                                                                  ------------    ------------    ------------    ------------
    Net increase in net assets resulting from operations            24,203,814      14,275,701       3,323,400       4,833,626
                                                                  ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income - Class A                                           --              --        (111,522)             --
  Net investment income - Class B                                           --              --          (5,816)             --
                                                                  ------------    ------------    ------------    ------------
    Total dividends                                                         --              --        (117,338)             --
                                                                  ------------    ------------    ------------    ------------
Share Transactions*
  Class A:
    Proceeds from shares sold                                       13,074,410      32,272,999       2,408,819       7,719,981
    Reinvestment of dividends                                               --              --         110,993              --
    Cost of shares redeemed                                        (18,054,060)    (24,508,853)     (6,356,231)    (10,216,270)
                                                                  ------------    ------------    ------------    ------------
                                                                   (4,979,650)       7,764,146      (3,836,419)     (2,496,289)
                                                                  ------------    ------------    ------------    ------------
  Class B:
    Proceeds from shares sold                                          974,713       4,172,232         309,539       1,199,744
    Reinvestment of dividends                                               --              --           5,739              --
    Cost of shares redeemed                                         (2,555,461)     (5,431,921)     (1,574,350)     (2,128,058)
                                                                  ------------    ------------    ------------    ------------
                                                                    (1,580,748)     (1,259,689)     (1,259,072)       (928,314)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) from share transactions                 (6,560,398)      6,504,457      (5,095,491)     (3,424,603)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                           17,643,416      20,780,158      (1,889,429)      1,409,023

Net Assets
  Beginning of period                                              210,140,742     189,360,584      60,083,871      58,674,848
                                                                  ------------    ------------    ------------    ------------
  End of period+                                                  $227,784,158    $210,140,742     $58,194,442     $60,083,871
                                                                  ============    ============    ============    ============

+ Includes undistributed net investment income (deficit) of          $(760,376)            $--        $167,287             $--
                                                                  ============    ============    ============    ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                               701,848       1,863,325         292,943         977,797
    Issued for dividends reinvested                                         --              --          13,198              --
    Redeemed                                                          (972,014)     (1,421,872)       (772,597)     (1,296,757)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in Class A shares outstanding             (270,166)        441,453        (466,456)       (318,960)
                                                                  ============    ============    ============    ============
  Class B:
    Sold                                                                57,076         259,292          39,166         157,973
    Issued for dividends reinvested                                         --              --             709              --
    Redeemed                                                          (149,126)       (338,579)       (198,674)       (280,246)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in Class B shares outstanding              (92,050)        (79,287)       (158,799)       (122,273)
                                                                  ============    ============    ============    ============


Statements of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------
                                                                            GLOBAL
                                                                  ---------------------------
                                                                  10/1/2004 to   10/1/2003 to
                                                                     3/31/2005      9/30/2004
---------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment loss                                                $(131,931)     $(400,083)
  Net realized gain on investments and foreign
    currency transactions                                           16,959,574     30,025,702
  Net unrealized appreciation of investments and
    foreign currency transactions                                    3,757,795        690,941
                                                                  ------------   ------------
  Net increase in net assets resulting from operations              20,585,438     30,316,560
                                                                  ------------   ------------
Share Transactions*
  Class A:
    Proceeds from shares sold                                       10,162,316     16,930,869
    Cost of shares redeemed                                        (15,700,960)   (28,122,035)
                                                                  ------------   ------------
                                                                    (5,538,644)   (11,191,166)
                                                                  ------------   ------------
  Class B:
    Proceeds from shares sold                                          745,217      1,931,105
    Cost of shares redeemed                                         (2,582,846)    (3,892,357)
                                                                  ------------   ------------
                                                                    (1,837,629)    (1,961,252)
                                                                  ------------   ------------
    Net decrease from share transactions                            (7,376,273)   (13,152,418)
                                                                  ------------   ------------
    Net increase in net assets                                      13,209,165     17,164,142

Net Assets
  Beginning of period                                              224,520,784    207,356,642
                                                                  ------------   ------------
  End of period+                                                  $237,729,949   $224,520,784
                                                                  ============   ============

+ Includes undistributed net investment deficit of                   $(131,931)           $--
                                                                  ============   ============

*Shares Issued and Redeemed
  Class A:
    Sold                                                             1,579,771      2,881,046
    Redeemed                                                        (2,448,922)    (4,801,535)
                                                                  ------------   ------------
Net decrease in Class A shares outstanding                            (869,151)    (1,920,489)
                                                                  ============   ============
  Class B:
    Sold                                                               125,285        353,684
    Redeemed                                                          (435,617)      (706,156)
                                                                  ------------   ------------
Net decrease in Class B shares outstanding                            (310,332)      (352,472)
                                                                  ============   ============

See notes to financial statements


Notes to Financial Statements
March 31, 2005


1. Significant Accounting Policies--First Investors Total Return Fund, First Investors Blue Chip Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund ("Series Fund"), a Massachusetts business trust; First Investors Value Fund (formerly Utilities Income), First Investors Growth & Income Fund, First Investors All-Cap Growth Fund, First Investors Mid-Cap Opportunity Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc. ("Series Fund II"), a Maryland corporation; and First Investors Global Fund, Inc.
("Global Fund"), a Maryland corporation, are registered under the Investment Company Act of 1940 ("the 1940 Act") as diversified, open-end management investment companies, with the exception of First Investors Focused Equity Fund, which is registered as a non-diversified series of the investment company. Each Fund accounts separately for the assets, liabilities, and operations of the Fund. Series Fund offers two additional series which are not included in this report. The objective of each Fund is as follows:

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Growth & Income Fund seeks long-term growth of capital and current income.

All-Cap Growth Fund seeks long-term growth of capital.

Mid-Cap Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

Global Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the applicable Fund's

March 31, 2005


Board of Directors/Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At March 31, 2005, Global Fund held one security that was fair valued by its Valuation Committee with a value of $13,475 representing .0% of the Fund's net assets. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

At September 30, 2004, capital loss carryovers were as follows:

                                         Year Capital Loss Carryovers Expire
                    --------------------------------------------------------------------------------
Fund                       Total         2008          2009          2010          2011         2012
----                       -----         ----          ----          ----          ----         ----
Total Return         $22,473,294     $     --    $       --   $ 3,370,272   $19,103,022     $     --
Value                 59,796,762           --     5,133,146    18,257,137    36,406,479           --
Blue Chip            129,277,387           --            --    60,089,848    69,187,539           --
Growth & Income       78,057,817           --            --    13,237,225    64,820,592           --
All-Cap Growth        17,185,776           --            --     6,375,516    10,810,260           --
Mid-Cap Opportunity   12,290,944           --            --     5,604,079     6,686,865           --
Special Situations    60,973,556           --            --    34,927,376    26,046,180           --
Focused Equity        26,520,358      553,800    12,951,888     1,712,582     9,856,986    1,445,102
Global                30,872,163           --            --            --    30,872,163           --

C. Distributions to Shareholders--Dividends from net investment income, if any, of Total Return Fund, Value Fund, Blue Chip Fund and Growth & Income Fund are normally declared and paid quarterly. Dividends from net investment income, if any, of All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund are normally declared and paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund and Series Fund II are allocated among and charged to the assets of each Fund in the series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the All-Cap Growth Fund, Focused Equity Fund, and Global Fund are held by each Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Funds will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations--The accounting records of Global Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market

March 31, 2005


prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the six months ended March 31, 2005, the Bank of New York, custodian for the Series Fund and Series Fund II, has provided total credits in the amount of $28,061 against custodian charges based on the uninvested cash balances of these Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended March 31, 2005, the Funds expenses were reduced by $16,468 under these arrangements.

2. Security Transactions--For the six months ended March 31, 2005, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:

                                                          Long-Term U.S.
                              Securities              Government Obligations
                     ---------------------------   ---------------------------
                          Cost of       Proceeds        Cost of       Proceeds
Fund                    Purchases     from Sales      Purchases     from Sales
----                 ------------   ------------   ------------   ------------
Total Return         $ 73,607,490   $ 55,414,900    $17,161,414     $9,147,455
Value                  36,390,818     15,001,811             --             --
Blue Chip             193,705,366    219,076,638             --             --
Growth & Income       123,804,918    109,793,950             --             --
All-Cap Growth         91,202,141     77,224,081             --             --
Mid-Cap Opportunity   105,155,011     70,834,502             --             --
Special Situations    191,183,119    200,033,880             --             --
Focused Equity         19,315,565     24,704,716             --             --
Global                138,151,543    143,147,425             --             --

At March 31, 2005, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                          Gross         Gross            Net
                        Aggregate    Unrealized    Unrealized     Unrealized
Fund                         Cost  Appreciation  Depreciation   Appreciation
----                 ------------  ------------  ------------   ------------
Total Return         $261,798,833  $ 39,623,773   $ 7,658,462   $ 31,965,311
Value                 193,918,882    55,341,139     1,699,110     53,642,029
Blue Chip             390,291,635   101,859,179     9,681,778     92,177,401
Growth & Income       523,363,583   137,590,816    22,838,188    114,752,628
All-Cap Growth        149,844,001    25,232,011     5,079,731     20,152,280
Mid-Cap Opportunity   310,300,594    96,779,007    11,215,982     85,563,025
Special Situations    213,193,996    17,728,684     4,440,368     13,288,316
Focused Equity         54,623,177     6,906,841     3,308,584      3,598,257
Global                207,984,674    34,179,166     3,699,513     30,479,653


3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC"), their transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank, ("FIFSB"), custodian of the Funds' retirement accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2005, total directors/trustees fees accrued by the Funds amounted to $47,677.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Total Return, Blue Chip, Mid-Cap Opportunity and Special Situations Funds--1% on the first $200 million of each Fund's average daily net assets, ..75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has voluntarily waived 25% of the 1% annual fee on the first $200 million of each Fund's average daily net assets for the six months ended March 31, 2005.

Value, Growth & Income, All-Cap Growth and Focused Equity Funds--.75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and .66% on average daily net assets over $750 million.

March 31, 2005


Global Fund--1% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .91% on average daily net assets over $750 million.

For the six months ended March 31, 2005, total advisory fees accrued to FIMCO by the Funds were $11,272,361 of which $997,260 was waived.

For the six months ended March 31, 2005, FIC, as underwriter, received $13,185,941 in commissions from the sale of shares of the Funds, after allowing $10,991 to other dealers. Shareholder servicing costs included $3,270,618 in transfer agent fees accrued to ADM and $951,287 in retirement accounts custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2005, total distribution plan fees accrued to FIC by the Funds amounted to $5,157,188.

Wellington Management Company, LLP ("Wellington") serves as investment subadviser to All-Cap Growth Fund, Focused Equity Fund and Global Fund. Effective March 8, 2005, Paradigm Capital Management, Inc. serves as investment subadviser to Special Situations Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Forward Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When a Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund's assets.

Global Fund had the following forward currency contracts outstanding at March 31, 2005:

Contracts to Buy                                                Unrealized
Foreign Currency              In Exchange for  Settlement Date        Gain
----------------------------  ---------------  ---------------  ----------
   492,853 Euro                  US$  636,589       4/1/05       US$ 3,946
   684,681 Swiss Franc                569,230       4/1/05           5,215
   193,907 Swiss Franc                162,063       4/4/05             624
                              ---------------                   ----------
                                   $1,367,882                       $9,785
                              ===============                   ----------

Contracts to Sell                                               Unrealized
Foreign Currency              In Exchange for  Settlement Date        Loss
----------------------------  ---------------  ---------------  ----------
   891,645 Swedish Krona           $  126,063       4/1/05         $  (533)
                              ===============                   ----------
Net Unrealized Gain on Forward Currency Contract                   $ 9,252
                                                                ==========


5. Capital--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Series Fund has established an unlimited number of no par value shares of beneficial interest for both Class A and Class B shares. Of the 100,000,000 $0.001 par value shares originally designated to each Fund, Series Fund II has classified 50,000,000 shares as Class A and 50,000,000 shares as Class B for each Fund. Of the 100,000,000 $1.00 par value Global Fund shares originally authorized, the Fund has designated 65,000,000 shares as Class A and 35,000,000 shares as Class B.

6. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2005, Total Return Fund held two 144A securities with an aggregate value of $1,877,675 representing .6% of the Fund's net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. At March 31, 2005, Total Return Fund held two

March 31, 2005


Section 4(2) securities with an aggregate value of $3,198,015 representing 1.1% of the Fund's net assets and Blue Chip Fund held two Section 4(2) securities with an aggregate value of $3,197,529 representing .7% of the Fund's net assets. These securities are valued as set forth in Note 1A.

This page intentionally left blank.

Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30, except as otherwise indicated.

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
2000             $14.34       $ .31         $ 2.29      $ 2.60       $ .27       $ .40          $ .67
2001              16.27         .26          (2.86)      (2.60)        .32        1.07           1.39
2002++            12.28         .22          (1.59)      (1.37)        .32          --            .32
2003              10.59         .20           1.44        1.64         .21          --            .21
2004              12.02         .20            .96        1.16         .20          --            .20
2005(b)           12.98         .13            .55         .68         .14          --            .14

Class B
-------
2000              14.17         .21           2.24        2.45         .17         .40            .57
2001              16.05         .18          (2.84)      (2.66)        .21        1.07           1.28
2002++            12.11         .15          (1.59)      (1.44)        .21          --            .21
2003              10.46         .09           1.44        1.53         .13          --            .13
2004              11.86         .12            .94        1.06         .12          --            .12
2005(b)           12.80         .08            .54         .62         .09          --            .09

-----------------------------------------------------------------------------------------------------
VALUE FUND+++
-----------------
Class A
-------
2000             $ 7.99       $ .13         $ 1.21      $ 1.34       $ .13       $ .60          $ .73
2001               8.60         .10          (2.10)      (2.00)        .11         .56            .67
2002++             5.93         .11          (1.65)      (1.54)        .13          --            .13
2003               4.26         .08            .73         .81         .08          --            .08
2004               4.99         .07            .96        1.03         .07          --            .07
2005(b)            5.95         .04            .50         .54         .03          --            .03

Class B
-------
2000               7.88         .08           1.18        1.26         .07         .60            .67
2001               8.47         .06          (2.07)      (2.01)        .06         .56            .62
2002++             5.84         .07          (1.63)      (1.56)        .08          --            .08
2003               4.20         .05            .71         .76         .04          --            .04
2004               4.92         .03            .95         .98         .03          --            .03
2005(b)            5.87         .02            .48         .50         .01          --            .01

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total  End of Period             Investment              Investment   Turnover
                  Period   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
2000              $16.27     18.67%        $120        1.33%       2.00%      1.58%        1.75%        118%
2001               12.28    (17.31)         121        1.37        2.02        1.62        1.77         130
2002++             10.59    (11.44)         129        1.47        1.91        1.72        1.66         185
2003               12.02     15.58          177        1.52        1.72        1.77        1.47          80
2004               12.98      9.65          231        1.44        1.60        1.65        1.39          41
2005(b)            13.52      5.19          257        1.38+       1.96+       1.56+       1.78+         25

Class B
-------
2000               16.05     17.79           16        2.03        1.30        2.28        1.05         118
2001               12.11    (17.82)          19        2.07        1.32        2.32        1.07         130
2002++             10.46    (12.09)          22        2.17        1.21        2.42         .96         185
2003               11.86     14.71           28        2.22        1.02        2.47         .77          80
2004               12.80      8.92           36        2.14         .90        2.35         .69          41
2005(b)            13.33      4.84           37        2.08+       1.26+       2.26+       1.08+         25

-----------------------------------------------------------------------------------------------------------
VALUE FUND+++
-----------------
Class A
-------
2000              $ 8.60     17.58%        $187        1.31%       1.57%        N/A         N/A          46%
2001                5.93    (24.98)         149        1.37        1.47         N/A         N/A          51
2002++              4.26    (26.34)          99        1.51        1.93         N/A         N/A          40
2003                4.99     19.04          126        1.67        1.69         N/A         N/A         198
2004                5.95     20.57          185        1.48        1.21         N/A         N/A          11
2005(b)             6.46      9.15          232        1.42+       1.40+        N/A         N/A           7

Class B
-------
2000                8.47     16.77           32        2.01         .87         N/A         N/A          46
2001                5.84    (25.46)          26        2.07         .77         N/A         N/A          51
2002++              4.20    (26.94)          17        2.21        1.23         N/A         N/A          40
2003                4.92     18.26           19        2.37         .99         N/A         N/A         198
2004                5.87     19.91           23        2.18         .51         N/A         N/A          11
2005(b)             6.36      8.59           26        2.12+        .70+        N/A         N/A           7

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                   Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------
Class A
-------
2000             $27.15       $(.09)        $ 5.68      $ 5.59        $ --       $1.65          $1.65
2001              31.09          --          (8.64)      (8.64)        .01        3.30           3.31
2002              19.14        (.03)         (4.55)      (4.58)         --          --             --
2003              14.56          --           2.58        2.58          --          --             --
2004              17.14         .01           1.54        1.55          --          --             --
2005(b)           18.69         .08           1.24        1.32          --          --             --

Class B
-------
2000              26.61        (.25)          5.50        5.25          --        1.65           1.65
2001              30.21        (.16)         (8.33)      (8.49)         --        3.30           3.30
2002              18.42        (.16)         (4.35)      (4.51)         --          --             --
2003              13.91        (.11)          2.46        2.35          --          --             --
2004              16.26        (.13)          1.48        1.35          --          --             --
2005(b)           17.61          --           1.18        1.18          --          --             --

-----------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
2000             $15.18       $ .01         $ 2.98      $ 2.99        $.01       $1.55          $1.56
2001              16.61         .06          (3.99)      (3.93)        .03        1.49           1.52
2002++            11.16         .03          (2.31)      (2.28)        .05          --            .05
2003               8.83         .04           1.85        1.89         .04          --            .04
2004              10.68         .06           1.43        1.49         .03          --            .03
2005(b)           12.14         .07            .91         .98         .07          --            .07

Class B
-------
2000              14.90        (.08)          2.90        2.82          --        1.55           1.55
2001              16.17        (.01)         (3.88)      (3.89)         --        1.49           1.49
2002++            10.79        (.04)         (2.24)      (2.28)         --          --             --
2003               8.51        (.03)          1.78        1.75          --          --             --
2004              10.26        (.03)          1.39        1.36          --          --             --
2005(b)           11.62         .01            .88         .89         .03          --            .03

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------
Class A
-------
2000              $31.09     21.49%         $615       1.27%       (.31)%      1.34%       (.38)%       125%
2001               19.14    (30.88)          445       1.35        (.02)       1.43        (.10)        117
2002               14.56    (23.93)          333       1.48        (.17)       1.58        (.27)        144
2003               17.14     17.72           383       1.56          --        1.68        (.12)        111
2004               18.69      9.04           414       1.47         .03        1.58        (.08)         94
2005(b)            20.01      7.06           423       1.44+        .80+       1.54+        .70+         41

Class B
-------
2000               30.21     20.60           105       1.97       (1.01)       2.04       (1.08)        125
2001               18.42    (31.33)           78       2.05        (.72)       2.13        (.80)        117
2002               13.91    (24.48)           57       2.18        (.87)       2.28        (.97)        144
2003               16.26     16.90            62       2.26        (.70)       2.38        (.82)        111
2004               17.61      8.30            61       2.17        (.67)       2.28        (.78)         94
2005(b)            18.79      6.70            57       2.14+        .10+       2.24+         --          41

-----------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
2000              $16.61     21.31%         $494       1.28%        .05%        N/A         N/A         142%
2001               11.16    (25.91)          383       1.34         .47         N/A         N/A         168
2002++              8.83    (20.53)          318       1.46         .33         N/A         N/A         169
2003               10.68     21.49           400       1.52         .44         N/A         N/A          70
2004               12.14     13.95           499       1.42         .53         N/A         N/A          32
2005(b)            13.05      8.05           553       1.36+       1.12+        N/A         N/A          18

Class B
-------
2000               16.17     20.49           107       1.98        (.65)        N/A         N/A         142
2001               10.79    (26.38)           82       2.04        (.23)        N/A         N/A         168
2002++              8.51    (21.13)           65       2.16        (.37)        N/A         N/A         169
2003               10.26     20.56            76       2.22        (.26)        N/A         N/A          70
2004               11.62     13.26            83       2.12        (.17)        N/A         N/A          32
2005(b)            12.48      7.65            84       2.06+        .42+        N/A         N/A          18

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(a)          $10.00       $(.05)        $(3.42)     $(3.47)         --          --             --
2002               6.53        (.06)         (1.14)      (1.20)         --          --             --
2003               5.33        (.06)          1.48        1.42          --          --             --
2004               6.75        (.07)          1.12        1.05          --          --             --
2005(b)            7.80        (.01)           .24         .23          --          --             --

Class B
-------
2001(a)           10.00        (.08)         (3.43)      (3.51)         --          --             --
2002               6.49        (.10)         (1.13)      (1.23)         --          --             --
2003               5.26        (.09)          1.44        1.35          --          --             --
2004               6.61        (.12)          1.10         .98          --          --             --
2005(b)            7.59        (.04)           .24         .20          --          --             --

-----------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
2000             $21.02        (.10)        $ 8.02      $ 7.92          --       $2.28          $2.28
2001              26.66        (.05)         (7.67)      (7.72)         --        1.30           1.30
2002              17.64        (.13)         (1.73)      (1.86)         --          --             --
2003              15.78        (.12)          3.52        3.40          --          --             --
2004              19.18        (.09)          3.62        3.53          --          --             --
2005(b)           22.71        (.02)          2.98        2.96          --          --             --

Class B
-------
2000              20.35        (.20)          7.67        7.47          --        2.28           2.28
2001              25.54        (.18)         (7.32)      (7.50)         --        1.30           1.30
2002              16.74        (.24)         (1.63)      (1.87)         --          --             --
2003              14.87        (.23)          3.31        3.08          --          --             --
2004              17.95        (.23)          3.38        3.15          --          --             --
2005(b)           21.10        (.10)          2.77        2.67          --          --             --

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(a)           $ 6.53    (34.70)%        $ 35       1.75%+      (.90)%+     2.10%+     (1.25)%+       84%
2002                5.33    (18.38)           44       1.75       (1.03)       1.98       (1.26)        138
2003                6.75     26.64            77       1.94       (1.15)       1.96       (1.17)        126
2004                7.80     15.56           130       1.68       (1.12)        N/A         N/A          75
2005(b)             8.03      2.95           149       1.56+       (.36)+       N/A         N/A          51

Class B
-------
2001(a)             6.49    (35.10)            8       2.45+      (1.60)+      2.80+      (1.95)+        84
2002                5.26    (18.95)            9       2.45       (1.73)       2.68       (1.96)        138
2003                6.61     25.67            14       2.64       (1.85)       2.66       (1.87)        126
2004                7.59     14.83            20       2.38       (1.82)        N/A         N/A          75
2005(b)             7.79      2.64            22       2.26+      (1.06)+       N/A         N/A          51

-----------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
2000              $26.66     41.41%         $120       1.42%       (.52)%      1.67%       (.77)%       180%
2001               17.64    (30.34)          109       1.51        (.27)       1.76        (.52)        123
2002               15.78    (10.55)          131       1.70        (.82)       1.95       (1.07)        112
2003               19.18     21.55           192       1.73        (.80)       1.97       (1.04)         37
2004               22.71     18.41           277       1.56        (.46)       1.73        (.63)         40
2005(b)            25.67     13.03           343       1.46+       (.20)+      1.60+       (.34)+        21

Class B
-------
2000               25.54     40.46            24       2.12       (1.22)       2.37       (1.47)        180
2001               16.74    (30.84)           22       2.21        (.97)       2.46       (1.22)        123
2002               14.87    (11.17)           25       2.40       (1.52)       2.65       (1.77)        112
2003               17.95     20.71            35       2.43       (1.50)       2.67       (1.74)         37
2004               21.10     17.55            46       2.26       (1.16)       2.43       (1.33)         40
2005(b)            23.77     12.65            53       2.16+       (.90)+      2.30+      (1.04)+        21

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
2000             $23.40       $(.18)        $ 9.81      $ 9.63          --       $1.21          $1.21
2001              31.82        (.18)        (11.59)     (11.77)         --        4.89           4.89
2002              15.16        (.19)         (2.31)      (2.50)         --          --             --
2003              12.66        (.17)          3.14        2.97          --          --             --
2004              15.63        (.18)          1.39        1.21          --          --             --
2005(b)           16.84        (.06)          2.02        1.96          --          --             --

Class B
-------
2000              22.62        (.33)          9.38        9.05          --        1.21           1.21
2001              30.46        (.29)        (11.00)     (11.29)         --        4.89           4.89
2002              14.28        (.29)         (2.15)      (2.44)         --          --             --
2003              11.84        (.25)          2.93        2.68          --          --             --
2004              14.52        (.30)          1.32        1.02          --          --             --
2005(b)           15.54        (.12)          1.86        1.74          --          --             --

-----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
2000             $10.88       $(.08)        $ (.42)     $ (.50)       $ --          --           $ --
2001              10.38        (.03)         (2.63)      (2.66)         --          --             --
2002               7.72        (.07)         (1.92)      (1.99)         --          --             --
2003               5.73        (.02)          1.52        1.50          --          --             --
2004               7.23        (.02)           .62         .60          --          --             --
2005(b)            7.83         .04            .40         .44         .02          --            .02

Class B
-------
2000              10.84        (.15)          (.43)       (.58)         --          --             --
2001              10.26        (.09)         (2.59)      (2.68)         --          --             --
2002               7.58        (.13)         (1.86)      (1.99)         --          --             --
2003               5.59        (.07)          1.48        1.41          --          --             --
2004               7.00        (.08)           .61         .53          --          --             --
2005(b)            7.53         .02            .38         .40          --          --             --

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
2000              $31.82     43.07%         $276       1.41%       (.68)%      1.60%       (.87)%       161%
2001               15.16    (42.86)          164       1.54        (.94)       1.75       (1.15)        183
2002               12.66    (16.49)          138       1.69       (1.24)       1.93       (1.48)        153
2003               15.63     23.46           169       1.80       (1.26)       2.05       (1.51)        111
2004               16.84      7.74           190       1.63       (1.08)       1.86       (1.31)        119
2005(b)            18.80     11.64           206       1.56+       (.60)+      1.78+       (.82)+        86

Class B
-------
2000               30.46     41.94            34       2.11       (1.38)       2.30       (1.57)        161
2001               14.28    (43.26)           21       2.24       (1.64)       2.45       (1.85)        183
2002               11.84    (17.09)           18       2.39       (1.94)       2.63       (2.18)        153
2003               14.52     22.63            20       2.50       (1.96)       2.75       (2.21)        111
2004               15.54      7.03            21       2.33       (1.78)       2.56       (2.01)        119
2005(b)            17.28     11.20            21       2.26+      (1.30)+      2.48+      (1.52)+        86

-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
2000              $10.38     (4.60)%        $ 75       1.62%       (.76)%      1.52%       (.66)%       178%
2001                7.72    (25.63)           51       1.75        (.35)        N/A         N/A         240
2002                5.73    (25.78)           38       1.83        (.90)        N/A         N/A         150
2003                7.23     26.18            48       1.99        (.35)        N/A         N/A          49
2004                7.83      8.30            49       1.85        (.30)        N/A         N/A          39
2005(b)             8.25      5.59            48       1.74+       1.06+        N/A         N/A          32

Class B
-------
2000               10.26     (5.35)           18       2.32       (1.46)       2.22       (1.36)        178
2001                7.58    (26.12)           13       2.45       (1.05)        N/A         N/A         240
2002                5.59    (26.25)            9       2.53       (1.60)        N/A         N/A         150
2003                7.00     25.22            11       2.69       (1.05)        N/A         N/A          49
2004                7.53      7.57            11       2.55       (1.00)        N/A         N/A          39
2005(b)             7.93      5.37            10       2.44+        .36+        N/A         N/A          32

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
2000             $ 8.11       $(.02)        $  .91      $  .89          --       $ .89          $ .89
2001               8.11        (.01)         (2.13)      (2.14)         --         .76            .76
2002               5.21        (.01)          (.96)       (.97)         --          --             --
2003               4.24        (.01)           .93         .92          --          --             --
2004               5.16        (.01)           .78         .77          --          --             --
2005(b)            5.93          --            .55         .55          --          --             --

Class B
-------
2000               7.88        (.07)           .88         .81          --         .89            .89
2001               7.80        (.06)         (2.03)      (2.09)         --         .76            .76
2002               4.95          --           (.95)       (.95)         --          --             --
2003               4.00        (.04)           .88         .84          --          --             --
2004               4.84        (.05)           .73         .68          --          --             --
2005(b)            5.52        (.02)           .51         .49          --          --             --

-----------------------------------------------------------------------------------------------------

  * Calculated without sales charges.

 ** Net of expenses waived or assumed by the investment adviser (Note 3).

  + Annualized

 ++ Prior to October 1, 2001, the Total Return Fund, Growth & Income
    Fund, and Value Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on the total net assets of the Funds.

+++ Prior to December 31, 2002, known as Utilities Income Fund.

(a) For the period October 25, 2000 (commencement of operations)  to
    September 30, 2001.

(b) For the period October 1, 2004  to March 31, 2005.


See notes to financial statements




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
2000              $ 8.11     11.73%         $350       1.65%       (.26)%       N/A         N/A         102%
2001                5.21    (28.87)          234       1.77        (.21)        N/A         N/A         116
2002                4.24    (18.62)          173       1.87        (.35)        N/A         N/A         125
2003                5.16     21.70           192       1.98        (.19)        N/A         N/A         112
2004                5.93     14.92           209       1.86        (.13)        N/A         N/A         105
2005(b)             6.48      9.27           223       1.77+       (.07)+       N/A         N/A          61

Class B
-------
2000                7.80     10.99            26       2.35        (.96)        N/A         N/A         102
2001                4.95    (29.42)           18       2.47        (.91)        N/A         N/A         116
2002                4.00    (19.19)           14       2.57       (1.05)        N/A         N/A         125
2003                4.84     21.00            15       2.68        (.89)        N/A         N/A         112
2004                5.52     14.05            15       2.56        (.83)        N/A         N/A         105
2005(b)             6.01      8.88            15       2.47+       (.77)+       N/A         N/A          61

-----------------------------------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

To the Shareholders and Boards of Directors/Trustees of First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Blue Chip Fund, Special Situations Fund and Total Return Fund (each a series of First Investors Series Fund), the All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund and Value Fund (each a series of First Investors Series Fund II, Inc.), and First Investors Global Fund, Inc. as of March 31, 2005, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blue Chip Fund, Special Situations Fund, Total Return Fund, All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund, Value Fund, and Global Fund as of March 31, 2005, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
May 2, 2005

FIRST INVESTORS EQUITY FUNDS

Directors/Trustees
-----------------------
Robert M. Grohol

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
-----------------------
Kathryn S. Head
President

Clark D. Wagner
Vice President 1

Matthew S. Wright
Vice President 2

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary


-----------------------
1 First Investors Series Fund only
2 First Investors Series Fund II, Inc. only

FIRST INVESTORS EQUITY FUNDS

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser (Special Situations Fund only)
Paradigm Capital Management, Inc.
Nine Elk Street
Albany, NY 12207

Subadviser (All-Cap Growth Fund,
Focused Equity Fund and Global Fund only)
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Custodian (Global Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I - 8th Floor
Edison, NJ 08837-3620

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

The Statement of Additional Information includes additional information about the Funds' directors/trustees and is available without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

Item 2.  Code of Ethics

		 Not applicable

Item 3.  Audit Committee Financial Expert

		 Not applicable

Item 4.  Principal Accountant Fees and Services

		 Not applicable

Item 5.  Audit Committee of Listed Registrants

		 Not applicable

Item 6.  Schedule of Investments

		 Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

The Nominating and Compensation Committee (the "Committee") of the Board of Directors/Trustees of the First Investors Family of Funds (the "Board") was established in November 2004. The Committee is comprised of all the Independent Directors/Trustees. The Committee is responsible for, among other things, selecting and nominating persons to serve as Independent Directors/Trustees on the Board, evaluating candidates' qualifications, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Directors/Trustees, and reviewing director/trustee compensation. When the Board has, or expects to have, vacancies, the Committee shall consider shareholder recommendations for nominations to fill such vacancies if such recommendations are submitted in writing and addressed to the Committee at the Funds' offices at: First Investors Funds, 95 Wall Street, New York, NY 10005.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits
(a)	Code of Ethics - Previously filed on the Registrant's Form N-CSR
	on December 8, 2004

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant have duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  June 8, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  June 8, 2005